UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2014

Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The investment objective of each Fund in Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Target Retirement Series for the twelve-month reporting period ended January 31, 2014. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

February 28, 2014

II	Legg Mason Target Retirement Series

Investment commentary

Economic review

The U.S. economy continued to grow over the twelve months ended January 31, 2014 (the “reporting period”). Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.1% during the first quarter of 2013. The economic expansion then accelerated, as GDP growth was 2.5% during the second quarter. This was partially due to increases in exports and non-residential fixed investments, along with a smaller decline in federal government spending versus the previous quarter. The economy gained further momentum during the third quarter, with GDP growth of 4.1%, its best reading since the fourth quarter of 2011. Stronger growth was driven, in part, by an increase in private inventory investment, a deceleration in imports and accelerating state and local government spending. The U.S. Department of Commerce’s second reading for fourth quarter 2013 GDP growth, released after the reporting period ended, was 2.4%. Slower growth was due to several factors, including a deceleration in private inventory investment, declining federal government spending and less residential fixed investments.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.7%. Unemployment fell to 7.5% in March 2013 and generally edged lower over the remainder of the period, falling to 6.6% in January 2014. This represented the lowest level since October 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 63.0% in January 2014, close to its lowest level since 1978. On the upside, the number of longer-term unemployed fell, as roughly 35.8% of the 10.2 million Americans looking for work in January 2014 had been out of work for more than six months. In contrast, 37.7% had been out of work for more than six months in December 2013.

Sales of existing-homes declined at times during the reporting period given rising mortgage rates and weather-related factors. According to the National Association of Realtors (“NAR”), after rising the prior month, existing-home sales fell 5.1% on a seasonally adjusted basis in January 2014 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $188,900 in January 2014, up 10.7% from January 2013. The inventory of homes available for sale in January 2014 was 2.2% higher than the previous month at a 4.9 month supply at the current sales pace and 7.3% higher than in January 2013.

The manufacturing sector continued to expand, although it moderated toward the end of the reporting period. Based on revised figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, manufacturing expanded during all twelve months of the reporting period. It peaked in October 2013, with a PMI of 57.0 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). This represented the PMI’s highest reading since April 2011. The PMI then moderated somewhat in December 2013 to 56.5 and fell to 51.3 in January 2014, its weakest reading since May 2013.

Growth outside the U.S. generally improved in developed countries. In its January 2014 World Economic Outlook Update, the International Monetary Fund (“IMF”) stated that “Global activity strengthened during the second half of 2013… activity is expected to improve further in 2014-15, largely on account of recovery in the advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.0% in the Eurozone, versus -0.4% in 2013. After moderating somewhat in 2013, the IMF projects that overall growth in emerging market countries will improve in 2014, with growth of 5.1% versus 4.7% in 2013. For example, GDP growth in India is projected to move from 4.4% in 2013 to 5.4% in 2014. However, the IMF now projects that growth in China will dip from 7.7% in 2013 to 7.5% in 2014.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, then Fed Chairman Ben Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At its meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.” At the Fed’s meeting that concluded on January 29, 2014, it announced that in February 2014 it would further taper its asset purchases, to a total of $65 billion a month ($30 billion per month of agency MBS and $35 billion per month of longer-term Treasury securities). This was Ben Bernanke’s final meeting as the Chairman of the Federal Reserve Board. Janet Yellen was approved by the U.S. Senate in January 2014, and became Chair of the Fed on February 3, 2014.

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In May 2013, the ECB cut rates from 0.75% to 0.50%. The ECB then lowered the rates to a new record low of 0.25% in November 2013. While it held rates steady at its meeting in January 2014, ECB President Mario Draghi said “We are monitoring developments carefully and are ready to consider all available instruments….We remain firmly determined to maintain the high degree of monetary accommodation and to take further decisive action if required.” In

Legg Mason Target Retirement Series	III

Investment commentary (cont’d)

other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In January 2013, the Bank of Japan announced that it would raise its target for annual inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

February 28, 2014

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

IV	Legg Mason Target Retirement Series

Funds overview

Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Fund” and collectively the “Funds”). Each Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. As a secondary objective, each Fund, except Legg Mason Target Retirement Fund (the “Retirement Fund”), will seek to reduce volatility during its “Dynamic Rebalancing Period,” which begins five years before a Fund’s target date and continues for five years afterward. Legg Mason Target Retirement 2015 (“Target 2015”) is currently in its Dynamic Rebalancing Period and seeks to reduce volatility as a secondary investment objective. The Dynamic Rebalancing Period for Target 2015 will end at the close of business on December 31, 2019. Each Fund is a “fund of funds” that invests in a combination of underlying funds representing a variety of asset classes and investment styles.

Each Fund is managed as an asset allocation program. The asset mix in each Fund, other than the Retirement Fund, is managed to a specific target date included in its name (intended to coincide, generally, with an investor’s retirement year) and is designed for investors expecting to retire or achieve another life event around the target date.

Legg Mason Global Asset Allocation, LLC (“LMGAA”), one of the Funds’ subadvisers, is responsible for implementation of each Fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company (“Western Asset”), the Funds’ other subadviser, is responsible for managing the assets allocated to the Event Risk Management strategy, described below, for each Fund, except the Retirement Fund, during its Dynamic Rebalancing Period. Western Asset also manages each Fund’s cash and short-term instruments.

The Funds generally seek to maintain a certain Target Allocation. During the Dynamic Rebalancing Period, each Fund, except the Retirement Fund, may vary its allocation from the Target Allocation.

Over time, the underlying asset mix for the Funds, other than the Retirement Fund, will become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund seeks to achieve its investment objective by investing in a combination of underlying funds representing a variety of broad asset classes — equity, fixed income and inflation-hedging — and investment styles. The Retirement Fund generally maintains a static asset allocation model.

The Funds generally invest in underlying equity funds, including index-based exchange-traded funds (“ETFs”), that have a range of investment styles and focuses, including large-,mid- and small-cap funds, growth- and value-oriented funds, international and emerging market equity funds and funds that invest in real estate-related securities. The underlying fixed income funds also have a range of investment focuses and include funds that invest primarily in investment grade or high-yield fixed-income securities. The underlying fixed-income funds generally invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities.

During the Dynamic Rebalancing Period, a combination of risk management strategies will be implemented that will attempt to limit downside volatility within each Fund, other than the Retirement Fund. These strategies include Dynamic Risk Management and Event Risk Management. Dynamic Risk Management attempts to limit losses by allocating the Funds’ assets away from equity and long-term fixed-income funds. Dynamic Risk Management allocates a portion of the Funds’ assets into short term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, the Funds give up some of the potential for high total return that could be achieved if the Funds were to follow their Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the Funds’ net asset value (“NAV”)i under negative market conditions.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Investors grew more and more confident over the course of the reporting period that the global economy was starting to show signs of better growth. As a result, global equity markets rose during most of the period, and ended the year with very strong results. For the twelve months ending January 31, 2014, the overall domestic stock market, as measured by the S&P 500 Indexii, returned 21.52%. Over the same time frame, the Russell 1000 Indexiii of large-cap U.S. stocks produced a total return of 22.23%. Small-cap U.S. stocks produced even better results. The Russell 2000 Indexiv was up 27.03% over the same period. Developed international stock markets rose as well, though not as much as the U.S. markets. For the twelve months ending January 31, 2014, the MSCI EAFE Indexv produced a total return of 11.93%. Emerging markets did not participate in these positive returns. Worries about slower growth in China and about the effects of changes in monetary policy by the U.S. Federal Reserve Board (“Fed”)vi sent the MSCI Emerging Markets Indexvii down by 10.17%.

The evidence of improved economic growth that fueled strong gains in the U.S. stock market presented a challenge for fixed-income markets. Faster economic growth has historically tended to push interest rates higher (and hence bond prices lower), but in the current environment there is an additional wrinkle. Over the last two years the Fed has been purchasing large amounts of bonds as part of its “quantitative easing” policy, designed to push interest rates

Legg Mason Target Retirement Series 2014 Annual Report	1

Funds overview (cont’d)

lower than they would otherwise be and thus help restore the economy to stronger growth. As that stronger growth emerges, the natural upward pressure on interest rates that we would see anyway is exacerbated by the fact that the Fed is in the process of reducing, and eventually eliminating, its bond buying program.

As the prospects for that scenario became more and more likely in the middle of 2013, government bond yields began to rise. The yield on the ten-year U.S. Treasury note started the reporting period at 1.99%. In early May, the yield had actually drifted lower than that, to 1.63%. But in May, then Fed Chairman Ben Bernanke began to make it clear that the Fed was looking to begin “tapering” the pace of its bond purchases as the economy improved, and bond yields jumped higher. By early September the ten-year Treasury note was yielding 3.00%. When the Fed hesitated, and decided to delay the start of the tapering process at its September meeting, the yield fell back to 2.50% briefly in October. But the continued improvement in the economic data in October and November made it clear that the Fed was going to have to start tapering fairly soon, and yields started rising again, hitting 3.03% at the end of December. In January, though, worries about the effects of the Fed’s reduced bond buying on emerging market economies and currencies triggered a flight to safety, and the yield on the ten-year Treasury note fell back to 2.65%. That still represented a rise of 0.66% for the reporting period as a whole.

The result of that rise in yields was that the Barclays U.S. Aggregate Indexviii produced a return of just 0.12% for the reporting period. The strength in the stock market, though, helped fuel a better year for high yield bonds, which carry a blend of interest rate and equity risk. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexix returned 6.76% for the year.

Investment grade bond markets outside the U.S. produced slightly lower returns than U.S. markets, as the yen weakened over the course of the reporting period (and thereby lowered the return for U.S. investors in Japanese bonds). The Barclays Global Aggregate ex-USD Indexx was down 1.22% during the reporting period. Emerging markets were the worst performing fixed-income segment (as they were within the equity segment). The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi was down 6.20% during the period.

Finally, real estate investment trusts (“REITs”)xii enjoyed modest positive returns, with the FTSE NAREIT All REITs Indexxiii rising 2.31% for the year ending January 31, 2014.

Q. How did we respond to these changing market conditions?

A. During the first half of the reporting period, we maintained a neutral asset allocation relative to the Funds’ target weights. That is, our weightings in underlying equity and fixed-income funds matched those of their respective target asset allocations. During that time, we were not seeing enough signs of strong earnings growth to give us confidence that stocks would be able to outperform bonds. At the same time, the level of real bond yields (i.e., the nominal yield minus the rate of inflation) was too low for us to want to overweight bonds either. Over the summer, we began to see the signs of stronger earnings growth that we had been looking for, such as a rise in the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)xiv, and we moved to a slight overweight in equities. Concerns about valuation kept us from making the overweight larger; stocks had moved up much faster than earnings in the preceding year, and did not have a lot of valuation support. While we felt that stocks were likely to outperform bonds if the anticipated acceleration in earnings growth came through, the high price-to-earnings ratioxv for the market as a whole meant that if earnings growth disappointed, there was significant downside risk for stocks. We maintained that small overweight in equities through the end of the reporting period.

2	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2015

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned 5.34%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxvi, and its secondary benchmark, the Target Retirement 2015 Composite Indexxvii, returned 4.63% and 7.87%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 6.21% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2015:
Class A	3.44%	5.34%
Class C	3.02%	4.57%
Class FI	3.51%	5.42%
Class R	3.35%	5.14%
Class I	3.58%	5.68%
Dow Jones Target 2015 Index	3.29%	4.63%
Target Retirement 2015 Composite Index	4.60%	7.87%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	3.58%	6.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.19%, 5.73%, 4.53%, 4.78% and 4.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 163 funds for the six-month period and among the 158 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2014 Annual Report	3

Funds overview (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 7.29%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxvi, and its secondary benchmark, the Target Retirement 2020 Composite Indexxviii, returned 6.74% and 8.75%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 7.25% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2020:
Class A	4.10%	7.29%
Class C	3.65%	6.38%
Class FI	4.08%	7.26%
Class R	4.00%	7.01%
Class I	4.25%	7.55%
Dow Jones Target 2020 Index	3.95%	6.74%
Target Retirement 2020 Composite Index	4.87%	8.75%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	4.03%	7.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.40%, 5.05%, 3.67%, 4.54% and 3.85%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 205 funds for the six-month period and among the 197 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

4	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 8.46%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxvi, and its secondary benchmark, the Target Retirement 2025 Composite Indexxix, returned 8.93% and 9.93%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 9.83% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2025:
Class A	4.46%	8.46%
Class C	4.09%	7.70%
Class FI	4.43%	8.43%
Class R	4.28%	8.18%
Class I	4.61%	8.81%
Dow Jones Target 2025 Index	4.61%	8.93%
Target Retirement 2025 Composite Index	5.20%	9.93%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	4.80%	9.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.69%, 4.33%, 3.10%, 3.82% and 3.23%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 170 funds for the six-month period and among the 165 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2014 Annual Report	5

Funds overview (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 10.04%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxvi, and its secondary benchmark, the Target Retirement 2030 Composite Indexxx, returned 11.06% and 11.25%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 10.64% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2030:
Class A	4.84%	10.04%
Class C	4.48%	9.25%
Class FI	4.84%	10.04%
Class R	4.68%	9.70%
Class I	4.98%	10.36%
Dow Jones Target 2030 Index	5.23%	11.06%
Target Retirement 2030 Composite Index	5.51%	11.25%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	5.15%	10.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.82%, 5.19%, 3.94%, 4.45% and 4.01%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 207 funds for the six-month period and among the 199 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

6	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 12.55%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxvi, and its secondary benchmark, the Target Retirement 2035 Composite Indexxxi, returned 12.91% and 13.39%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 12.57% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2035:
Class A	5.52%	12.55%
Class C	5.15%	11.74%
Class FI	5.52%	12.56%
Class R	5.34%	12.28%
Class I	5.67%	12.89%
Dow Jones Target 2035 Index	5.76%	12.91%
Target Retirement 2035 Composite Index	5.99%	13.39%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	5.61%	12.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.70%, 5.36%, 4.14%, 4.67% and 4.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 160 funds for the six-month period and among the 155 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2014 Annual Report	7

Funds overview (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 14.71%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxvi, and its secondary benchmark, the Target Retirement 2040 Composite Indexxxii, returned 14.28% and 15.76%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 12.37% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2040:
Class A	5.91%	14.71%
Class C	5.52%	13.85%
Class FI	5.90%	14.78%
Class R	5.81%	14.51%
Class I	6.14%	15.14%
Dow Jones Target 2040 Index	6.14%	14.28%
Target Retirement 2040 Composite Index	6.50%	15.76%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	5.65%	12.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.82%, 5.34%, 4.04%, 4.25% and 4.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 195 funds for the six-month period and among the 186 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

8	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 14.44%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxvi, and its secondary benchmark, the Target Retirement 2045 Composite Indexxxiii, returned 15.00% and 15.73%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 13.70% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2045:
Class A	5.73%	14.44%
Class C	5.34%	13.65%
Class FI	5.76%	14.50%
Class R	5.65%	14.26%
Class I	5.89%	14.89%
Dow Jones Target 2045 Index	6.35%	15.00%
Target Retirement 2045 Composite Index	6.47%	15.73%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	5.96%	13.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.81%, 7.53%, 5.95%, 6.05% and 6.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 160 funds for the six-month period and among the 155 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2014 Annual Report	9

Funds overview (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 14.45%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxvi, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxiv, returned 15.09% and 15.73%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 12.94% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement 2050:
Class A	5.66%	14.45%
Class C	5.33%	13.62%
Class FI	5.65%	14.36%
Class R	5.65%	14.22%
Class I	5.81%	14.81%
Dow Jones Target 2050 Index	6.37%	15.09%
Target Retirement 2050 Composite Index	6.47%	15.73%
Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	5.83%	12.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.74%, 7.68%, 6.36%, 6.38% and 6.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 182 funds for the six-month period and among the 173 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

10	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund

Performance review

For the twelve months ended January 31, 2014, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 3.20%. The Fund’s primary benchmarks, the Russell 3000 Indexxxv, the MSCI EAFE Index (Gross) and the Barclays U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxvi, returned 22.60%, 12.39%, 0.12% and 4.93%, respectively, for the same period. The Lipper Mixed-Asset Target Today Funds Category Average1 returned 3.21% over the same time frame.

Performance Snapshot as of January 31, 2014 (unaudited)
(excluding sales charges)	6 months	12 months
Legg Mason Target Retirement Fund:
Class A	3.00%	3.20%
Class C	2.61%	2.43%
Class FI	2.93%	3.13%
Class R	2.93%	3.12%
Class I	3.17%	3.55%
Russell 3000 Index	7.50%	22.60%
MSCI EAFE Index (Gross)	7.60%	12.39%
Barclays U.S. Aggregate Index	1.78%	0.12%
Target Retirement Fund Composite Index	3.66%	4.93%
Lipper Mixed-Asset Target Today Funds Category Average[1]	2.56%	3.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.87%, 5.66%, 4.53%, 4.42% and 4.20%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 149 funds for the six-month period and among the 146 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series 2014 Annual Report	11

Funds overview (cont’d)

Q. What were the leading contributors to performance?

A. Taking into account both the underlying funds returns and their weightings within the Funds, the leading contributors to absolute performance were the iShares Russell 1000 Value ETF, the ClearBridge Aggressive Growth Fund, the Legg Mason Batterymarch U.S. Large Cap Equity Fund, and the ClearBridge International Value Fund.

In relative terms (i.e., relative to each Fund’s composite benchmark), the leading contributors to performance were the ClearBridge Aggressive Growth Fund, the ClearBridge International Value Fund, and the Western Asset Core Bond Fund.

Q. What were the leading detractors from performance?

A. Taking into account both the underlying funds returns and their weightings within the Funds, the leading detractors from absolute performance were the Legg Mason BW Global Opportunities Bond Fund, the Legg Mason Batterymarch Emerging Markets Trust, the Vanguard FTSE Emerging Markets ETF, and the Western Asset Emerging Markets Debt Fund.

In relative terms (i.e., relative to each Fund’s composite benchmark), the leading detractors from performance were the Legg Mason BW Global Opportunities Bond Fund, the Royce Value Fund, and the Legg Mason Strategic Real Return Fund.

The Event Risk Management strategy that the Legg Mason Target Retirement 2015 Fund employs also detracted from performance for that Fund. The strategy involves the continuous use of index options and/or futures contracts that are expected to increase in value in the event of market declines. During the reporting period, this strategy involved the use of put options on the S&P 500 Index. Although there were times during the year during which there were market declines (and in which the value of the put options rose), for the year as a whole equity market conditions were generally positive. The S&P 500 Index rose 21.52% during the reporting period. As a result, the put options that we held generally lost value during the course of the year.

Q. Were there any significant changes to the Funds during the reporting period?

A. There were no significant changes to the Funds during the reporting period.

Thank you for your investment in the Target Retirement Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Y. Wayne Lin

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Patricia Duffy Maxwell

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

February 18, 2014

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. The Funds’ net asset values will fluctuate and are not guaranteed.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

12	Legg Mason Target Retirement Series 2014 Annual Report

[i]

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

iv

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[v]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vi

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

viii

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]	The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii	Real estate investment trusts (“REITs”) invest in real estate or loans secured by real estate and issue shares in such investments, which can be illiquid.

xiii	The FTSE NAREIT All REITs Index consists of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List.

xiv

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

xv	The price-to-earnings (“P/E”) ratio is a stock’s price divided by its earnings per share.

xvi

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xvii

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays U.S. Aggregate Index (22.24%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.27%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xviii

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays U.S. Aggregate Index (15.58%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (“EMBI+”) (1.24%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.52%). EMBI+ is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Global Aggregate ex-USD Index (12.52%), Barclays U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series 2014 Annual Report	13

Funds overview (cont’d)

xxi

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiii

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiv

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxv	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxvi

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

14	Legg Mason Target Retirement Series 2014 Annual Report

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
12.7 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
8.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
6.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
6.6 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
5.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
2.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
2.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
2.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
2.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
2.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
2.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.7 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials
0.5 Purchased Options

Legg Mason Target Retirement Series 2014 Annual Report	15

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
19.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
12.4 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
9.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
7.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
3.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.4 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
3.4 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
2.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials
1.3 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

16	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
11.9 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
10.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
7.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
7.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
4.1 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
4.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
4.1 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
3.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials
0.8 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
0.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

Legg Mason Target Retirement Series 2014 Annual Report	17

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.4 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
11.0 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
10.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
9.3 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
8.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
8.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs
5.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
5.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
4.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
4.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
2.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials
0.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

18	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
11.3 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
8.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
8.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
6.2 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
6.1 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
6.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
6.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs
4.9 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
4.5 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.3 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
1.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
0.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials

Legg Mason Target Retirement Series 2014 Annual Report	19

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
11.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
8.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
8.8 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
7.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
7.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
7.8 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
6.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
2.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
1.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
0.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials

20	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
7.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
7.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
7.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
3.4 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials

Legg Mason Target Retirement Series 2014 Annual Report	21

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
7.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
7.3 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
3.4 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
2.8 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials

22	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund Breakdown† (%) as of — January 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
37.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
13.4 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
6.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
5.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Diversified REITs Industrial REITs Office REITs Residential REITs Retail REITs
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
4.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Materials
4.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Technology
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
2.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Materials
1.4 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financial Services Technology Communication Services Energy Basic Materials
1.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
1.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
1.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Energy
1.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Energy Information Technology
1.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples

Legg Mason Target Retirement Series 2014 Annual Report	23

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.44%	$1,000.00	$1,034.40	0.56%	$2.87	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class C	3.02	1,000.00	1,030.20	1.31	6.70	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class FI	3.51	1,000.00	1,035.10	0.42	2.15	Class FI	5.00	1,000.00	1,023.09	0.42	2.14
Class R	3.35	1,000.00	1,033.50	0.59	3.02	Class R	5.00	1,000.00	1,022.23	0.59	3.01
Class I	3.58	1,000.00	1,035.80	0.26	1.33	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

24	Legg Mason Target Retirement Series 2014 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.10%	$1,000.00	$1,041.00	0.55%	$2.83	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	3.65	1,000.00	1,036.50	1.30	6.67	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class FI	4.08	1,000.00	1,040.80	0.56	2.88	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	4.00	1,000.00	1,040.00	0.80	4.11	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.25	1,000.00	1,042.50	0.25	1.29	Class I	5.00	1,000.00	1,023.95	0.25	1.28

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2014 Annual Report	25

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.46%	$1,000.00	$1,044.60	0.54%	$2.78	Class A	5.00%	$1,000.00	$1,022.48	0.54%	$2.75
Class C	4.09	1,000.00	1,040.90	1.29	6.64	Class C	5.00	1,000.00	1,018.70	1.29	6.56
Class FI	4.43	1,000.00	1,044.30	0.54	2.78	Class FI	5.00	1,000.00	1,022.48	0.54	2.75
Class R	4.28	1,000.00	1,042.80	0.79	4.07	Class R	5.00	1,000.00	1,021.22	0.79	4.02
Class I	4.61	1,000.00	1,046.10	0.24	1.24	Class I	5.00	1,000.00	1,024.00	0.24	1.22

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

26	Legg Mason Target Retirement Series 2014 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.84%	$1,000.00	$1,048.40	0.55%	$2.84	Class A	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Class C	4.48	1,000.00	1,044.80	1.31	6.75	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class FI	4.84	1,000.00	1,048.40	0.56	2.89	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	4.68	1,000.00	1,046.80	0.80	4.13	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.98	1,000.00	1,049.80	0.26	1.34	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2014 Annual Report	27

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.52%	$1,000.00	$1,055.20	0.56%	$2.90	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class C	5.15	1,000.00	1,051.50	1.31	6.77	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class FI	5.52	1,000.00	1,055.20	0.55	2.85	Class FI	5.00	1,000.00	1,022.43	0.55	2.80
Class R	5.34	1,000.00	1,053.40	0.81	4.19	Class R	5.00	1,000.00	1,021.12	0.81	4.13
Class I	5.67	1,000.00	1,056.70	0.26	1.35	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

28	Legg Mason Target Retirement Series 2014 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.91%	$1,000.00	$1,059.10	0.56%	$2.91	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class C	5.52	1,000.00	1,055.20	1.31	6.79	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class FI	5.90	1,000.00	1,059.00	0.56	2.91	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	5.81	1,000.00	1,058.10	0.80	4.15	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	6.14	1,000.00	1,061.40	0.26	1.35	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2014 Annual Report	29

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.73%	$1,000.00	$1,057.30	0.56%	$2.90	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class C	5.34	1,000.00	1,053.40	1.31	6.78	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class FI	5.76	1,000.00	1,057.60	0.56	2.90	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	5.65	1,000.00	1,056.50	0.72	3.73	Class R	5.00	1,000.00	1,021.58	0.72	3.67
Class I	5.89	1,000.00	1,058.90	0.26	1.35	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

30	Legg Mason Target Retirement Series 2014 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.66%	$1,000.00	$1,056.60	0.56%	$2.90	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class C	5.33	1,000.00	1,053.30	1.31	6.78	Class C	5.00	1,000.00	1,018.60	1.31	6.67
Class FI	5.65	1,000.00	1,056.50	0.56	2.90	Class FI	5.00	1,000.00	1,022.38	0.56	2.85
Class R	5.65	1,000.00	1,056.50	0.62	3.21	Class R	5.00	1,000.00	1,022.08	0.62	3.16
Class I	5.81	1,000.00	1,058.10	0.26	1.35	Class I	5.00	1,000.00	1,023.89	0.26	1.33

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Target Retirement Series 2014 Annual Report	31

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2013 and held for the six months ended January 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.00%	$1,000.00	$1,030.00	0.58%	$2.97	Class A	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class C	2.61	1,000.00	1,026.10	1.33	6.79	Class C	5.00	1,000.00	1,018.50	1.33	6.77
Class FI	2.93	1,000.00	1,029.30	0.58	2.97	Class FI	5.00	1,000.00	1,022.28	0.58	2.96
Class R	2.93	1,000.00	1,029.30	0.66	3.38	Class R	5.00	1,000.00	1,021.88	0.66	3.36
Class I	3.17	1,000.00	1,031.70	0.28	1.43	Class I	5.00	1,000.00	1,023.79	0.28	1.43

[1]	For the six months ended January 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

32	Legg Mason Target Retirement Series 2014 Annual Report

Funds performance (unaudited)

Legg Mason Target Retirement 2015

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	5.34%	4.57%	5.42%	5.14%	5.68%
Five Years Ended 1/31/14	11.58	10.72	11.67	11.38	11.90
Inception* through 1/31/14	3.86	3.08	3.94	3.68	4.18

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	-0.73%	3.57%	5.42%	5.14%	5.68%
Five Years Ended 1/31/14	10.27	10.72	11.67	11.38	11.90
Inception* through 1/31/14	2.73	3.08	3.94	3.68	4.18

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	22.85%
Class C (Inception date of 8/29/08 through 1/31/14)	17.92
Class FI (Inception date of 8/29/08 through 1/31/14)	23.36
Class R (Inception date of 8/29/08 through 1/31/14)	21.65
Class I (Inception date of 8/29/08 through 1/31/14)	24.91

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	33

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2015

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2015 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2015 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2015 Index and Target Retirement 2015 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays U.S. Aggregate Index (22.24%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays U.S. High Yield – 2% Issuer Cap Index (1.27%). The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

34	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2020

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	7.29%	6.38%	7.26%	7.01%	7.55%
Five Years Ended 1/31/14	14.09	13.22	14.14	13.79	14.43
Inception* through 1/31/14	5.72	4.93	5.77	5.45	6.03

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	1.10%	5.38%	7.26%	7.01%	7.55%
Five Years Ended 1/31/14	12.73	13.22	14.14	13.79	14.43
Inception* through 1/31/14	4.56	4.93	5.77	5.45	6.03

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	35.23%
Class C (Inception date of 8/29/08 through 1/31/14)	29.84
Class FI (Inception date of 8/29/08 through 1/31/14)	35.57
Class R (Inception date of 8/29/08 through 1/31/14)	33.39
Class I (Inception date of 8/29/08 through 1/31/14)	37.39

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	35

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2020

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2020 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2020 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2020 Index and Target Retirement 2020 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays U.S. Aggregate Index (15.58%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays U.S. High Yield – 2% Issuer Cap Index (0.52%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

36	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	8.46%	7.70%	8.43%	8.18%	8.81%
Five Years Ended 1/31/14	14.72	13.87	14.77	14.43	15.04
Inception* through 1/31/14	5.72	4.95	5.76	5.46	6.03

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	2.24%	6.70%	8.43%	8.18%	8.81%
Five Years Ended 1/31/14	13.38	13.87	14.77	14.43	15.04
Inception* through 1/31/14	4.57	4.95	5.76	5.46	6.03

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	35.27%
Class C (Inception date of 8/29/08 through 1/31/14)	30.01
Class FI (Inception date of 8/29/08 through 1/31/14)	35.52
Class R (Inception date of 8/29/08 through 1/31/14)	33.44
Class I (Inception date of 8/29/08 through 1/31/14)	37.43

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	37

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2025

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2025 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2025 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2025 Index and Target Retirement 2025 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Global Aggregate ex-USD Index (12.52%), Barclays U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays U.S. High Yield – 2% Issuer Cap Index (0.75%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

38	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2030

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	10.04%	9.25%	10.04%	9.70%	10.36%
Five Years Ended 1/31/14	15.21	14.38	15.21	14.90	15.55
Inception* through 1/31/14	5.49	4.73	5.49	5.22	5.80

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	3.69%	8.25%	10.04%	9.70%	10.36%
Five Years Ended 1/31/14	13.85	14.38	15.21	14.90	15.55
Inception* through 1/31/14	4.34	4.73	5.49	5.22	5.80

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	33.68%
Class C (Inception date of 8/29/08 through 1/31/14)	28.48
Class FI (Inception date of 8/29/08 through 1/31/14)	33.68
Class R (Inception date of 8/29/08 through 1/31/14)	31.83
Class I (Inception date of 8/29/08 through 1/31/14)	35.82

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	39

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2030

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2030 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2030 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2030 Index and Target Retirement 2030 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays U.S. High Yield – 2% Issuer Cap Index (1.83%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

40	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	12.55%	11.74%	12.56%	12.28%	12.89%
Five Years Ended 1/31/14	16.04	15.16	16.02	15.73	16.33
Inception* through 1/31/14	5.48	4.69	5.46	5.20	5.77

With sale charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	6.06%	10.74%	12.56%	12.28%	12.89%
Five Years Ended 1/31/14	14.68	15.16	16.02	15.73	16.33
Inception* through 1/31/14	4.32	4.69	5.46	5.20	5.77

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	33.55%
Class C (Inception date of 8/29/08 through 1/31/14)	28.27
Class FI (Inception date of 8/29/08 through 1/31/14)	33.43
Class R (Inception date of 8/29/08 through 1/31/14)	31.69
Class I (Inception date of 8/29/08 through 1/31/14)	35.59

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	41

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2035

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2035 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2035 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2035 Index and Target Retirement 2035 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

42	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2040

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	14.71%	13.85%	14.78%	14.51%	15.14%
Five Years Ended 1/31/14	16.77	15.93	16.79	16.54	17.13
Inception* through 1/31/14	5.96	5.19	5.98	5.73	6.29

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	8.13%	12.85%	14.78%	14.51%	15.14%
Five Years Ended 1/31/14	15.40	15.93	16.79	16.54	17.13
Inception* through 1/31/14	4.81	5.19	5.98	5.73	6.29

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	36.94%
Class C (Inception date of 8/29/08 through 1/31/14)	31.57
Class FI (Inception date of 8/29/08 through 1/31/14)	37.09
Class R (Inception date of 8/29/08 through 1/31/14)	35.30
Class I (Inception date of 8/29/08 through 1/31/14)	39.25

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	43

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2040

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2040 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2040 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2040 Index and Target Retirement 2040 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

44	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	14.44%	13.65%	14.50%	14.26%	14.89%
Five Years Ended 1/31/14	16.59	15.74	16.75	16.56	16.93
Inception* through 1/31/14	5.80	5.02	5.93	5.76	6.11

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	7.83%	12.65%	14.50%	14.26%	14.89%
Five Years Ended 1/31/14	15.22	15.74	16.75	16.56	16.93
Inception* through 1/31/14	4.64	5.02	5.93	5.76	6.11

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	35.80%
Class C (Inception date of 8/29/08 through 1/31/14)	30.46
Class FI (Inception date of 8/29/08 through 1/31/14)	36.73
Class R (Inception date of 8/29/08 through 1/31/14)	35.51
Class I (Inception date of 8/29/08 through 1/31/14)	37.94

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	45

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2045

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2045 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2045 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $ 1,000,000 investment, as applicable, in the Dow Jones Target 2045 Index and Target Retirement 2045 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

46	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2050

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	14.45%	13.62%	14.36%	14.22%	14.81%
Five Years Ended 1/31/14	16.69	15.85	16.66	16.53	17.03
Inception* through 1/31/14	5.87	5.10	5.86	5.73	6.19

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	7.87%	12.62%	14.36%	14.22%	14.81%
Five Years Ended 1/31/14	15.32	15.85	16.66	16.53	17.03
Inception* through 1/31/14	4.72	5.10	5.86	5.73	6.19

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	36.32%
Class C (Inception date of 8/29/08 through 1/31/14)	30.99
Class FI (Inception date of 8/29/08 through 1/31/14)	36.18
Class R (Inception date of 8/29/08 through 1/31/14)	35.29
Class I (Inception date of 8/29/08 through 1/31/14)	38.51

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	47

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement 2050

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement 2050 vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement 2050 at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Dow Jones Target 2050 Index and Target Retirement 2050 Composite Index. The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. The Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

48	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	3.20%	2.43%	3.13%	3.12%	3.55%
Five Years Ended 1/31/14	12.78	11.95	12.74	12.63	13.12
Inception* through 1/31/14	6.71	5.92	6.67	6.56	7.02

With sales charges[2]	Class A	Class C	Class FI	Class R	Class I
Twelve Months Ended 1/31/14	-2.70%	1.43%	3.13%	3.12%	3.55%
Five Years Ended 1/31/14	11.44	11.95	12.74	12.63	13.12
Inception* through 1/31/14	5.54	5.92	6.67	6.56	7.02

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 8/29/08 through 1/31/14)	42.23%
Class C (Inception date of 8/29/08 through 1/31/14)	36.61
Class FI (Inception date of 8/29/08 through 1/31/14)	42.00
Class R (Inception date of 8/29/08 through 1/31/14)	41.17
Class I (Inception date of 8/29/08 through 1/31/14)	44.53

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, C, FI, R and I shares is August 29, 2008.

Legg Mason Target Retirement Series 2014 Annual Report	49

Funds performance (unaudited) (cont’d)

Legg Mason Target Retirement Fund

Historical performance

Value of $10,000 invested in

Class A, C, FI and R Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2014

Value of $1,000,000 invested in

Class I Shares of Legg Mason Target Retirement Fund vs. Benchmark Indices† — August 29, 2008 - January 2014

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, C, FI and R shares and $1,000,000 invested in Class I shares of Legg Mason Target Retirement Fund at inception on August 29, 2008, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2014. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Russell 3000 Index, MSCI EAFE Index (Gross), Barclays U.S. Aggregate Index and Target Retirement Fund Composite Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of January 31, 2014. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. High Yield – 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

50	Legg Mason Target Retirement Series 2014 Annual Report

Schedules of investments

January 31, 2014

Legg Mason Target Retirement 2015

Description			Shares	Value
Investments in Underlying Funds — 99.2%
iShares Trust:			6,073	$386,303
iShares MSCI EAFE Index Fund
iShares Russell 1000 Growth Index Fund			1,223	102,096
iShares Russell 1000 Value Index Fund			2,623	238,142
iShares Russell 2000 Index Fund			805	90,289
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			6,319	113,116	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			20,024	287,352	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			6,991	126,753	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			51,847	554,758	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			15,789	217,577	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			643	127,109	(a)
ClearBridge Appreciation Fund, Class IS Shares			6,847	127,072	(a)
ClearBridge International Value Fund, Class IS Shares			25,915	286,877	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			8,452	126,867	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			10,514	134,897	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,007	75,604
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,241	218,184
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			85,240	1,022,877	(a)
Western Asset High Yield Fund, Class IS Shares			11,931	108,571	(a)
Total Investments in Underlying Funds (Cost — $3,633,266)				4,344,444

		Expiration Date	Contracts
Purchased Options — 0.5%
S&P 500 Index, Put @ $1,450.00		12/20/14	2	6,300
S&P 500 Index, Put @ $1,500.00		12/20/14	1	3,850
S&P 500 Index, Put @ $1,575.00		12/20/14	1	5,410
S&P 500 Index, Put @ $1,600.00		12/20/14	1	5,750
Total Purchased Options (Cost — $25,015)				21,310
Total Investments before Short-Term Investments (Cost — $3,658,281)				4,365,754

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $315,701,000 joint tri-party repurchase agreement dated 1/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $17,000; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 2/15/17 to 5/15/43; Market value — $17,497) (Cost — $17,000)	0.020%	2/3/14	$17,000	17,000
Total Investments — 100.1% (Cost — $3,675,281#)				4,382,754
Liabilities in Excess of Other Assets — (0.1)%				(5,030)
Total Net Assets — 100.0%				$4,377,724

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,891,246.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	51

Schedules of investments (cont’d)

January 31, 2014

Legg Mason Target Retirement 2020

Description			Shares	Value
Investments in Underlying Funds — 99.7%
iShares Trust:
iShares MSCI EAFE Index Fund			8,501	$540,749
iShares Russell 1000 Growth Index Fund			1,813	151,349
iShares Russell 1000 Value Index Fund			3,887	352,901
iShares Russell 2000 Index Fund			1,015	113,842
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			8,567	153,348	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			28,026	402,180	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			10,363	187,879	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			63,878	683,498	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			20,018	275,852	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			953	188,421	(a)
ClearBridge Appreciation Fund, Class IS Shares			10,152	188,419	(a)
ClearBridge International Value Fund, Class IS Shares			36,268	401,490	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			12,535	188,154	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			13,246	169,950	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,719	102,425
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,107	276,483
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			87,936	1,055,226	(a)
Western Asset High Yield Fund, Class IS Shares			7,739	70,423	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.7% (Cost — $4,299,506)				5,502,589

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity — $22,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value — $22,440) (Cost — $22,000)	0.020%	2/3/14	$22,000	22,000
Total Investments — 100.1% (Cost — $4,321,506#)				5,524,589
Liabilities in Excess of Other Assets — (0.1)%				(4,817)
Total Net Assets — 100.0%				$5,519,772

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $4,455,376.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025

Description			Shares	Value
Investments in Underlying Funds — 99.2%
iShares Trust:
iShares MSCI EAFE Index Fund			12,898	$820,442
iShares Russell 1000 Growth Index Fund			3,057	255,198
iShares Russell 1000 Value Index Fund			6,554	595,038
iShares Russell 2000 Index Fund			1,417	158,931
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			11,189	200,282	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			42,527	610,265	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			17,467	316,671	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			85,732	917,333	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			28,012	386,007	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,607	317,668	(a)
ClearBridge Appreciation Fund, Class IS Shares			17,114	317,638	(a)
ClearBridge International Value Fund, Class IS Shares			55,032	609,207	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			21,131	317,182	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			11,175	56,212	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			18,516	237,566	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			3,550	133,728
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			5,750	387,090
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			85,715	1,028,582	(a)
Western Asset High Yield Fund, Class IS Shares			3,586	32,635	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.2% (Cost — $6,036,857)				7,697,675

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity — $24,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value — $24,480) (Cost — $24,000)	0.020%	2/3/14	$24,000	24,000
Total Investments — 99.5% (Cost — $6,060,857#)				7,721,675
Other Assets in Excess of Liabilities — 0.5%				37,763
Total Net Assets — 100.0%				$7,759,438

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $6,222,099.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	53

Schedules of investments (cont’d)

January 31, 2014

Legg Mason Target Retirement 2030

Description			Shares	Value
Investments in Underlying Funds — 99.7%
iShares Trust:
iShares MSCI EAFE Index Fund			8,642	$549,718
iShares Russell 1000 Growth Index Fund			2,379	198,599
iShares Russell 1000 Value Index Fund			5,100	463,029
iShares Russell 2000 Index Fund			914	102,514
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			5,510	98,634	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			28,489	408,817	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,597	246,516	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			57,918	619,720	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,250	247,218	(a)
ClearBridge Appreciation Fund, Class IS Shares			13,319	247,195	(a)
ClearBridge International Value Fund, Class IS Shares			36,871	408,165	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,448	246,891	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			25,493	128,231	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			11,923	152,975	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,749	65,885
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,718	250,296
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			42,609	511,304	(a)
Western Asset High Yield Fund, Class IS Shares			3,369	30,662	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.7% (Cost — $3,693,355)				4,976,369

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity — $18,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value — $18,360) (Cost — $18,000)	0.020%	2/3/14	$18,000	18,000
Total Investments — 100.0% (Cost — $3,711,355#)				4,994,369
Liabilities in Excess of Other Assets — (0.0)%				(1,264)
Total Net Assets — 100.0%				$4,993,105

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,855,506.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035

Description			Shares	Value
Investments in Underlying Funds — 99.8%
iShares Trust:
iShares MSCI EAFE Index Fund			10,247	$651,812
iShares Russell 1000 Growth Index Fund			3,302	275,651
iShares Russell 1000 Value Index Fund			7,077	642,521
iShares Russell 2000 Index Fund			1,039	116,534
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,988	71,393	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			33,784	484,803	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			18,860	341,927	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			32,628	349,121	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,735	342,992	(a)
ClearBridge Appreciation Fund, Class IS Shares			18,479	342,966	(a)
ClearBridge International Value Fund, Class IS Shares			43,721	483,987	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			22,819	342,506	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			50,783	255,438	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			13,562	173,995	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,267	47,728
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,238	285,302
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			31,936	383,231	(a)
Western Asset High Yield Fund, Class IS Shares			8,187	74,505	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.8% (Cost — $4,269,780)				5,666,412

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity — $18,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value — $18,360) (Cost — $18,000)	0.020%	2/3/14	$18,000	18,000
Total Investments — 100.1% (Cost — $4,287,780#)				5,684,412
Liabilities in Excess of Other Assets — (0.1)%				(5,148)
Total Net Assets — 100.0%				$5,679,264

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $4,405,927.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	55

Schedules of investments (cont’d)

January 31, 2014

Legg Mason Target Retirement 2040

Description			Shares	Value
Investments in Underlying Funds — 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund			10,443	$664,279
iShares Russell 1000 Growth Index Fund			4,211	351,534
iShares Russell 1000 Value Index Fund			9,026	819,471
iShares Russell 2000 Index Fund			1,040	116,646
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,047	54,537	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			34,454	494,419	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			24,066	436,313	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			2,214	437,635	(a)
ClearBridge Appreciation Fund, Class IS Shares			23,577	437,598	(a)
ClearBridge International Value Fund, Class IS Shares			44,583	493,538	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			29,117	437,042	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			44,974	226,219	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			13,583	174,275	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			969	36,502
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,259	286,716
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			11,529	138,349	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.5% (Cost — $4,039,028)				5,605,073

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $315,701,000 joint tri-party repurchase agreement dated 1/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $21,000; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 2/15/17 to 5/15/43; Market value — $21,615) (Cost — $21,000)	0.020%	2/3/14	$21,000	21,000
Total Investments — 99.9% (Cost — $4,060,028#)				5,626,073
Other Assets in Excess of Liabilities — 0.1%				4,859
Total Net Assets — 100.0%				$5,630,932

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $4,220,039.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045

Description			Shares	Value
Investments in Underlying Funds — 99.5%
iShares Trust:
iShares MSCI EAFE Index Fund			5,145	$327,273
iShares Russell 1000 Growth Index Fund			2,466	205,862
iShares Russell 1000 Value Index Fund			5,285	479,825
iShares Russell 2000 Index Fund			921	103,299
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			5,139	91,983	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			16,962	243,401	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			14,095	255,550	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,296	256,255	(a)
ClearBridge Appreciation Fund, Class IS Shares			13,808	256,283	(a)
ClearBridge International Value Fund, Class IS Shares			21,950	242,984	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			17,049	255,910	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			22,186	111,598	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,023	154,258	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,631	61,440
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,481	167,021
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			8,525	102,303	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.5% (Cost — $2,380,216)				3,315,245

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $315,701,000 joint tri-party repurchase agreement dated 1/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $10,000; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 2/15/17 to 5/15/43; Market value — $10,293) (Cost — $10,000)	0.020%	2/3/14	$10,000	10,000
Total Investments — 99.8% (Cost — $2,390,216#)				3,325,245
Other Assets in Excess of Liabilities — 0.2%				6,755
Total Net Assets — 100.0%				$3,332,000

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $2,505,998.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	57

Schedules of investments (cont’d)

January 31, 2014

Legg Mason Target Retirement 2050

Description			Shares	Value
Investments in Underlying Funds — 98.9%
iShares Trust:
iShares MSCI EAFE Index Fund			5,887	$374,472
iShares Russell 1000 Growth Index Fund			2,820	235,414
iShares Russell 1000 Value Index Fund			6,046	548,916
iShares Russell 2000 Index Fund			1,052	117,992
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			5,881	105,275	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			19,403	278,427	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			16,125	292,339	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,483	293,225	(a)
ClearBridge Appreciation Fund, Class IS Shares			15,794	293,145	(a)
ClearBridge International Value Fund, Class IS Shares			25,112	277,988	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			19,502	292,726	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			25,385	127,685	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			13,752	176,434	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,866	70,292
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,838	191,054
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			9,760	117,116	(a)
Total Investments in Underlying Funds before Short-Term Investments — 98.9% (Cost — $2,898,322)				3,792,500

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $315,701,000 joint tri-party repurchase agreement dated 1/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $11,000; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 2/15/17 to 5/15/43; Market value — $11,322) (Cost — $11,000)	0.020%	2/3/14	$11,000	11,000
Total Investments — 99.2% (Cost — $2,909,322#)				3,803,500
Other Assets in Excess of Liabilities — 0.8%				31,485
Total Net Assets — 100.0%				$3,834,985

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $3,005,465.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund

Description			Shares	Value
Investments in Underlying Funds — 99.8%
iShares Trust:
iShares MSCI EAFE Index Fund			5,727	$364,295
iShares Russell 1000 Growth Index Fund			781	65,198
iShares Russell 1000 Value Index Fund			1,674	151,982
iShares Russell 2000 Index Fund			1,165	130,666
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			7,068	126,510	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			18,887	271,022	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,466	80,976	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			77,250	826,580	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			22,348	307,962	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			411	81,220	(a)
ClearBridge Appreciation Fund, Class IS Shares			4,378	81,257	(a)
ClearBridge International Value Fund, Class IS Shares			24,447	270,624	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,406	81,137	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			15,230	195,407	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,242	84,456
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,586	308,730
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			193,725	2,324,694	(a)
Western Asset High Yield Fund, Class IS Shares			44,729	407,036	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.8% (Cost — $5,524,408)				6,159,752

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $315,701,000 joint tri-party repurchase agreement dated 1/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $24,000; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 2/15/17 to 5/15/43; Market value — $24,702) (Cost — $24,000)	0.020%	2/3/14	$24,000	24,000
Total Investments — 100.2% (Cost — $5,548,408#)				6,183,752
Liabilities in Excess of Other Assets — (0.2)%				(11,402)
Total Net Assets — 100.0%				$6,172,350

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $5,670,162.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	59

Statements of assets and liabilities

January 31, 2014

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$2,751,390	$3,238,573	$4,385,025
Investments in unaffiliated Underlying Funds and investments, at cost	923,891	1,082,933	1,675,832
Investments in affiliated Underlying Funds, at value	3,233,826	3,964,840	5,347,248
Investments in unaffiliated Underlying Funds and investments, at value	1,148,928	1,559,749	2,374,427
Cash	843	228	130
Receivable for affiliated Underlying Funds sold	35,500	48,600	119,000
Receivable from investment manager	12,990	12,438	13,790
Receivable for unaffiliated Underlying Funds sold	9,927	14,647	33,271
Receivable for Fund shares sold	3,909	4,245	45,283
Prepaid expenses	30,527	30,473	30,452
Total Assets	4,476,450	5,635,220	7,963,601

Liabilities:
Payable for affiliated Underlying Funds purchased	29,300	41,100	100,900
Payable for unaffiliated Underlying Funds purchased	19,913	28,045	52,243
Service and/or distribution fees payable	2,309	2,754	3,666
Payable for Fund shares repurchased	57	—	—
Trustees’ fees payable	4	10	13
Accrued expenses	47,143	43,539	47,341
Total Liabilities	98,726	115,448	204,163
Total Net Assets	$4,377,724	$5,519,772	$7,759,438

Net Assets:
Par value (Note 7)	$4	$4	$6
Paid-in capital in excess of par value	3,920,956	4,416,944	6,197,819
Overdistributed net investment income	(742)	(2,718)	(5,283)
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(249,967)	(97,541)	(93,922)
Net unrealized appreciation on Underlying Funds and investments	707,473	1,203,083	1,660,818
Total Net Assets	$4,377,724	$5,519,772	$7,759,438

Shares Outstanding:
Class A	168,197	150,124	206,772
Class C	174,942	193,574	266,648
Class FI	1,451	1,102	1,163
Class R	4,272	17,682	6,787
Class I	4,466	49,460	96,740

Net Asset Value:
Class A (and redemption price)	$12.39	$13.40	$13.42
Class C*	$12.39	$13.40	$13.43
Class FI (and redemption price)	$12.43	$13.44	$13.45
Class R (and redemption price)	$12.44	$13.40	$13.42
Class I (and redemption price)	$12.38	$13.38	$13.41

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.15	$14.22	$14.24

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2014 Annual Report

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,627,339	$2,880,139	$2,464,839
Investments in unaffiliated Underlying Funds and investments, at cost	1,084,016	1,407,641	1,595,189
Investments in affiliated Underlying Funds, at value	3,346,328	3,646,864	3,329,925
Investments in unaffiliated Underlying Funds and investments, at value	1,648,041	2,037,548	2,296,148
Cash	930	671	1,000
Receivable for affiliated Underlying Funds sold	75,200	140,700	128,000
Receivable from investment manager	12,197	12,671	13,617
Receivable for unaffiliated Underlying Funds sold	41,732	67,012	20,588
Receivable for Fund shares sold	5,177	11,511	10,285
Prepaid expenses	30,409	30,448	30,411
Total Assets	5,160,014	5,947,425	5,829,974

Liabilities:
Payable for affiliated Underlying Funds purchased	95,600	177,500	85,100
Payable for unaffiliated Underlying Funds purchased	25,598	31,947	68,297
Service and/or distribution fees payable	2,126	2,521	1,903
Payable for Fund shares repurchased	—	13,064	—
Trustees’ fees payable	15	7	10
Accrued expenses	43,570	43,122	43,732
Total Liabilities	166,909	268,161	199,042
Total Net Assets	$4,993,105	$5,679,264	$5,630,932

Net Assets:
Par value (Note 7)	$4	$4	$4
Paid-in capital in excess of par value	3,807,646	4,355,354	4,176,064
Overdistributed net investment income	(1,105)	(4,078)	(6,027)
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(96,454)	(68,648)	(105,154)
Net unrealized appreciation on Underlying Funds and investments	1,283,014	1,396,632	1,566,045
Total Net Assets	$4,993,105	$5,679,264	$5,630,932

Shares Outstanding:
Class A	114,320	96,904	111,748
Class C	141,271	180,200	115,905
Class FI	1,598	2,275	1,574
Class R	24,257	16,634	18,406
Class I	95,720	123,293	152,731

Net Asset Value:
Class A (and redemption price)	$13.24	$13.55	$14.06
Class C*	$13.24	$13.54	$14.06
Class FI (and redemption price)	$13.24	$13.54	$14.08
Class R (and redemption price)	$13.24	$13.54	$14.08
Class I (and redemption price)	$13.24	$13.54	$14.07

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.05	$14.38	$14.92

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	61

Statements of assets and liabilities (cont’d)

January 31, 2014

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,461,790	$1,763,114	$4,635,454
Investments in unaffiliated Underlying Funds and investments, at cost	928,426	1,146,208	912,954
Investments in affiliated Underlying Funds, at value	1,970,525	2,254,360	5,054,425
Investments in unaffiliated Underlying Funds and investments, at value	1,354,720	1,549,140	1,129,327
Cash	676	723	133
Receivable for affiliated Underlying Funds sold	6,500	10,400	72,400
Receivable from investment manager	12,322	12,635	14,851
Receivable for unaffiliated Underlying Funds sold	5,807	4,045	4,719
Receivable for Fund shares sold	5,698	30,026	619
Prepaid expenses	30,325	30,327	30,387
Total Assets	3,386,573	3,891,656	6,306,861

Liabilities:
Payable for affiliated Underlying Funds purchased	8,200	1,100	37,500
Payable for unaffiliated Underlying Funds purchased	4,983	13,421	45,024
Service and/or distribution fees payable	1,055	1,444	2,497
Payable for Fund shares repurchased	—	—	6,144
Trustees’ fees payable	6	9	14
Accrued expenses	40,329	40,697	43,332
Total Liabilities	54,573	56,671	134,511
Total Net Assets	$3,332,000	$3,834,985	$6,172,350

Net Assets:
Par value (Note 7)	$2	$3	$5
Paid-in capital in excess of par value	2,479,735	3,035,666	5,625,173
Undistributed (overdistributed) net investment income	(3,346)	(3,942)	2,922
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(79,420)	(90,920)	(91,094)
Net unrealized appreciation on Underlying Funds and investments	935,029	894,178	635,344
Total Net Assets	$3,332,000	$3,834,985	$6,172,350

Shares Outstanding:
Class A	70,797	98,833	300,333
Class C	62,491	80,923	134,025
Class FI	1,152	1,271	4,148
Class R	8,171	21,291	6,819
Class I	93,835	66,700	6,375

Net Asset Value:
Class A (and redemption price)	$14.09	$14.25	$13.65
Class C*	$14.09	$14.26	$13.69
Class FI (and redemption price)	$14.19	$14.24	$13.64
Class R (and redemption price)	$14.24	$14.31	$13.73
Class I (and redemption price)	$14.08	$14.25	$13.59

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.95	$15.12	$14.48

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2014 Annual Report

Statements of operations

For the Year Ended January 31, 2014

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$55,685	$61,903	$80,769
Income distributions from unaffiliated Underlying Funds	24,162	34,288	53,344
Interest	14	16	16
Total Investment Income	79,861	96,207	134,129

Expenses:
Registration fees	83,513	83,806	83,553
Service and/or distribution fees (Notes 2 and 5)	27,332	30,754	43,190
Audit and tax	26,648	26,655	26,676
Custody fees	24,555	870	562
Legal fees	21,967	21,849	21,511
Transfer agent fees (Note 5)	16,413	20,575	33,005
Shareholder reports	10,968	14,059	22,727
Investment management fee (Note 2)	3,995	5,119	7,512
Insurance	381	411	481
Fund accounting fees	368	498	750
Trustees’ fees	299	391	567
Miscellaneous expenses	7,742	7,542	7,419
Total Expenses	224,181	212,529	247,953
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(184,557)	(166,687)	(183,671)
Net Expenses	39,624	45,842	64,282
Net Investment Income	40,237	50,365	69,847

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	8,874	9,243	41,111
Sale of unaffiliated Underlying Funds and investments	(29,476)	11,356	36,646
Capital gain distributions from affiliated Underlying Funds	36,298	46,595	73,096
Net Realized Gain	15,696	67,194	150,853
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Investments	82,840	114,623	183,466
Affiliated Underlying Funds	39,729	103,778	179,753
Change in Net Unrealized Appreciation (Depreciation)	122,569	218,401	363,219
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	138,265	285,595	514,072
Increase in Net Assets From Operations	$178,502	$335,960	$583,919

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	63

Statements of operations (cont’d)

For the Year Ended January 31, 2014

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$56,384	$59,902	$50,652
Income distributions from unaffiliated Underlying Funds	37,144	43,657	49,014
Interest	10	15	15
Total Investment Income	93,538	103,574	99,681

Expenses:
Registration fees	83,466	83,609	83,775
Service and/or distribution fees (Notes 2 and 5)	25,555	27,774	23,237
Audit and tax	26,655	26,655	26,662
Custody fees	804	846	937
Legal fees	21,614	21,337	21,441
Transfer agent fees (Note 5)	18,290	20,879	21,132
Shareholder reports	14,056	15,251	15,759
Investment management fee (Note 2)	4,847	5,233	5,425
Insurance	385	407	409
Fund accounting fees	488	517	520
Trustees’ fees	368	389	405
Miscellaneous expenses	7,422	7,450	7,447
Total Expenses	203,950	210,347	207,149
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(164,136)	(167,163)	(167,920)
Net Expenses	39,814	43,184	39,229
Net Investment Income	53,724	60,390	60,452

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	11,999	7,697	11,144
Sale of unaffiliated Underlying Funds and investments	15,723	6,117	7,888
Capital gain distributions from affiliated Underlying Funds	45,410	54,455	63,988
Net Realized Gain	73,132	68,269	83,020
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Investments	150,090	199,893	238,895
Affiliated Underlying Funds	173,676	259,145	343,352
Change in Net Unrealized Appreciation (Depreciation)	323,766	459,038	582,247
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	396,898	527,307	665,267
Increase in Net Assets From Operations	$450,622	$587,697	$725,719

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2014 Annual Report

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$26,628	$29,042	$107,591
Income distributions from unaffiliated Underlying Funds	27,943	30,145	22,271
Interest	9	8	13
Total Investment Income	54,580	59,195	129,875

Expenses:
Registration fees	83,451	83,452	83,854
Service and/or distribution fees (Notes 2 and 5)	12,530	16,047	28,319
Audit and tax	26,641	26,641	26,648
Custody fees	964	1,114	827
Legal fees	21,249	21,354	21,793
Transfer agent fees (Note 5)	11,310	11,631	20,037
Shareholder reports	8,636	8,925	11,162
Investment management fee (Note 2)	3,084	3,272	5,414
Insurance	312	312	368
Fund accounting fees	300	321	560
Trustees’ fees	230	246	397
Miscellaneous expenses	7,437	7,475	7,452
Total Expenses	176,144	180,790	206,831
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(154,589)	(155,038)	(160,374)
Net Expenses	21,555	25,752	46,457
Net Investment Income	33,025	33,443	83,418

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	67	(1,194)	(19,665)
Sale of unaffiliated Underlying Funds and investments	(3,158)	(2,569)	1,833
Capital gain distributions from affiliated Underlying Funds	39,970	42,981	37,474
Net Realized Gain	36,879	39,218	19,642
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Investments	138,842	144,417	60,861
Affiliated Underlying Funds	193,562	203,190	15,607
Change in Net Unrealized Appreciation (Depreciation)	332,404	347,607	76,468
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	369,283	386,825	96,110
Increase in Net Assets From Operations	$402,308	$420,268	$179,528

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	65

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$40,237	$46,259
Net realized gain (loss)	15,696	(6,616)
Change in net unrealized appreciation (depreciation)	122,569	223,953
Increase in Net Assets From Operations	178,502	263,596

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(50,679)	(43,500)
Decrease in Net Assets From Distributions to Shareholders	(50,679)	(43,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,454,673	2,998,125
Reinvestment of distributions	49,131	37,651
Cost of shares repurchased	(2,135,914)	(3,988,461)
Increase (Decrease) in Net Assets From Fund Share Transactions	367,890	(952,685)
Increase (Decrease) in Net Assets	495,713	(732,589)

Net Assets:
Beginning of year	3,882,011	4,614,600
End of year*	$4,377,724	$3,882,011
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(742)	$1,020

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2020

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$50,365	$73,899
Net realized gain	67,194	150,628
Change in net unrealized appreciation (depreciation)	218,401	305,239
Increase in Net Assets From Operations	335,960	529,766

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(64,883)	(76,624)
Net realized gains	(87,284)	—
Decrease in Net Assets From Distributions to Shareholders	(152,167)	(76,624)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,969,576	2,555,518
Reinvestment of distributions	124,410	47,255
Cost of shares repurchased	(2,517,616)	(3,102,911)
Increase (Decrease) in Net Assets From Fund Share Transactions	576,370	(500,138)
Increase (Decrease) in Net Assets	760,163	(46,996)

Net Assets:
Beginning of year	4,759,609	4,806,605
End of year*	$5,519,772	$4,759,609
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(2,718)	$951

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	67

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$69,847	$96,061
Net realized gain	150,853	126,858
Change in net unrealized appreciation (depreciation)	363,219	563,543
Increase in Net Assets From Operations	583,919	786,462

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(93,066)	(100,000)
Net realized gains	(153,997)	(5,512)
Decrease in Net Assets From Distributions to Shareholders	(247,063)	(105,512)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,698,871	2,874,749
Reinvestment of distributions	181,665	76,845
Cost of shares repurchased	(2,887,256)	(2,050,405)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,720)	901,189
Increase in Net Assets	330,136	1,582,139

Net Assets:
Beginning of year	7,429,302	5,847,163
End of year*	$7,759,438	$7,429,302
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(5,283)	$1,682

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2030

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$53,724	$65,584
Net realized gain	73,132	217,394
Change in net unrealized appreciation (depreciation)	323,766	279,125
Increase in Net Assets From Operations	450,622	562,103

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(65,424)	(68,000)
Net realized gains	(136,590)	—
Decrease in Net Assets From Distributions to Shareholders	(202,014)	(68,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,426,256	2,457,347
Reinvestment of distributions	128,445	40,656
Cost of shares repurchased	(2,282,804)	(3,066,071)
Increase (Decrease) in Net Assets From Fund Share Transactions	271,897	(568,068)
Increase (Decrease) in Net Assets	520,505	(73,965)

Net Assets:
Beginning of year	4,472,600	4,546,565
End of year*	$4,993,105	$4,472,600
* Includes overdistributed net investment income of:	$(1,105)	$(230)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	69

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$60,390	$66,345
Net realized gain	68,269	153,177
Change in net unrealized appreciation (depreciation)	459,038	380,176
Increase in Net Assets From Operations	587,697	599,698

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(75,341)	(69,000)
Net realized gains	(87,194)	—
Decrease in Net Assets From Distributions to Shareholders	(162,535)	(69,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,493,409	2,242,213
Reinvestment of distributions	98,414	41,113
Cost of shares repurchased	(1,981,178)	(2,039,247)
Increase in Net Assets From Fund Share Transactions	610,645	244,079
Increase in Net Assets	1,035,807	774,777

Net Assets:
Beginning of year	4,643,457	3,868,680
End of year*	$5,679,264	$4,643,457
* Includes overdistributed net investment income of:	$(4,078)	$(1,132)

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2040

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$60,452	$54,338
Net realized gain	83,020	140,718
Change in net unrealized appreciation (depreciation)	582,247	396,172
Increase in Net Assets From Operations	725,719	591,228

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(77,604)	(57,000)
Net realized gains	(90,613)	—
Decrease in Net Assets From Distributions to Shareholders	(168,217)	(57,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,221,469	2,260,910
Reinvestment of distributions	87,599	29,934
Cost of shares repurchased	(3,076,248)	(1,995,662)
Increase in Net Assets From Fund Share Transactions	232,820	295,182
Increase in Net Assets	790,322	829,410

Net Assets:
Beginning of year	4,840,610	4,011,200
End of year*	$5,630,932	$4,840,610
* Includes overdistributed net investment income of:	$(6,027)	$(1,817)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	71

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$33,025	$31,795
Net realized gain	36,879	120,464
Change in net unrealized appreciation (depreciation)	332,404	196,374
Increase in Net Assets From Operations	402,308	348,633

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(45,413)	(32,500)
Net realized gains	(19,814)	—
Decrease in Net Assets From Distributions to Shareholders	(65,227)	(32,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,625,451	1,306,976
Reinvestment of distributions	34,027	16,812
Cost of shares repurchased	(1,222,594)	(1,580,666)
Increase (Decrease) in Net Assets From Fund Share Transactions	436,884	(256,878)
Increase in Net Assets	773,965	59,255

Net Assets:
Beginning of year	2,558,035	2,498,780
End of year*	$3,332,000	$2,558,035
* Includes overdistributed net investment income of:	$(3,346)	$(333)

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2050

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$33,443	$28,257
Net realized gain	39,218	90,545
Change in net unrealized appreciation (depreciation)	347,607	212,673
Increase in Net Assets From Operations	420,268	331,475

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(47,869)	(28,000)
Decrease in Net Assets From Distributions to Shareholders	(47,869)	(28,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,311,519	1,305,919
Reinvestment of distributions	27,303	20,156
Cost of shares repurchased	(1,596,806)	(1,254,655)
Increase in Net Assets From Fund Share Transactions	742,016	71,420
Increase in Net Assets	1,114,415	374,895

Net Assets:
Beginning of year	2,720,570	2,345,675
End of year*	$3,834,985	$2,720,570
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(3,942)	$176

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	73

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Years Ended January 31,	2014	2013

Operations:
Net investment income	$83,418	$66,933
Net realized gain	19,642	13,513
Change in net unrealized appreciation (depreciation)	76,468	210,244
Increase in Net Assets From Operations	179,528	290,690

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(94,613)	(66,772)
Net realized gains	(21,035)	(4,260)
Decrease in Net Assets From Distributions to Shareholders	(115,648)	(71,032)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,741,260	3,831,560
Reinvestment of distributions	107,106	65,428
Cost of shares repurchased	(2,764,466)	(2,424,961)
Increase in Net Assets From Fund Share Transactions	2,083,900	1,472,027
Increase in Net Assets	2,147,780	1,691,685

Net Assets:
Beginning of year	4,024,570	2,332,885
End of year*	$6,172,350	$4,024,570
* Includes undistributed net investment income of:	$2,922	$3,838

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2014 Annual Report

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$11.95	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.19	0.19	0.15	[2]	0.33	[2]	0.35	[2]
Net realized and unrealized gain (loss)	0.45	0.69	(0.61)		1.47		2.40
Total income (loss) from operations	0.64	0.88	(0.46)		1.80		2.75

Less distributions from:
Net investment income	(0.20)	(0.18)	(0.17)		(0.26)		(0.28)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.20)	(0.18)	(0.21)		(0.26)		(0.28)

Net asset value, end of year	$12.39	$11.95	$11.25		$11.92		$10.38
Total return[3]	5.34%	7.92%	(3.82)%		17.42%		34.70%

Net assets, end of year (000s)	$2,084	$1,219	$848		$231		$233

Ratios to average net assets:
Gross expenses[4]	5.13%	6.47%	3.55%		6.12%		14.08%
Net expenses[4,5,6]	0.56 [7]	0.59 [7]	0.65	[7,8]	0.43	[8,9,10]	0.58	[10]
Net investment income	1.57	1.69	1.31	[2]	2.92	[2]	3.53	[2]

Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	75

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$11.94	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.07	0.09	0.06	[2]	0.29	[2]	0.28	[2]
Net realized and unrealized gain (loss)	0.48	0.70	(0.61)		1.42		2.39
Total income (loss) from operations	0.55	0.79	(0.55)		1.71		2.67

Less distributions from:
Net investment income	(0.10)	(0.10)	(0.08)		(0.17)		(0.20)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.10)	(0.10)	(0.12)		(0.17)		(0.20)

Net asset value, end of year	$12.39	$11.94	$11.25		$11.92		$10.38
Total return[3]	4.57%	7.02%	(4.56)%		16.54%		33.67%

Net assets, end of year (000s)	$2,168	$2,538	$3,509		$3,274		$1,046

Ratios to average net assets:
Gross expenses[4]	5.98%	7.01%	4.25%		6.71%		13.38%
Net expenses[4,5,6]	1.31 [7]	1.34 [7]	1.37	[7,8]	1.16	[8,9,10]	1.33	[10]
Net investment income	0.61	0.76	0.48	[2]	2.58	[2]	2.83	[2]

Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$11.98	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.18	0.13	0.17	[2]	0.32	[2]	0.30	[2]
Net realized and unrealized gain (loss)	0.47	0.78	(0.62)		1.48		2.45
Total income (loss) from operations	0.65	0.91	(0.45)		1.80		2.75

Less distributions from:
Net investment income	(0.20)	(0.18)	(0.18)		(0.26)		(0.28)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.20)	(0.18)	(0.22)		(0.26)		(0.28)

Net asset value, end of year	$12.43	$11.98	$11.25		$11.92		$10.38
Total return[3]	5.42%	8.19%	(3.74)%		17.42%		34.70%

Net assets, end of year (000s)	$18	$17	$70		$553		$476

Ratios to average net assets:
Gross expenses[4]	4.90%	5.81%	3.28%		5.95%		18.15%
Net expenses[4,5,6]	0.49 [7]	0.50 [7]	0.49	[7,8]	0.43	[8,9,10]	0.58	[10]
Net investment income	1.47	1.13	1.44	[2]	2.85	[2]	3.18	[2]

Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	77

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$11.99	$11.25	$11.92		$10.38		$7.91

Income (loss) from operations:
Net investment income	0.18	0.10	0.12	[2]	0.29	[2]	0.28	[2]
Net realized and unrealized gain (loss)	0.44	0.80	(0.61)		1.48		2.44
Total income (loss) from operations	0.62	0.90	(0.49)		1.77		2.72

Less distributions from:
Net investment income	(0.17)	(0.16)	(0.14)		(0.23)		(0.25)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.17)	(0.16)	(0.18)		(0.23)		(0.25)

Net asset value, end of year	$12.44	$11.99	$11.25		$11.92		$10.38
Total return[3]	5.14%	8.01%	(4.08)%		17.11%		34.36%

Net assets, end of year (000s)	$53	$23	$102		$105		$91

Ratios to average net assets:
Gross expenses[4]	5.18%	6.06%	3.55%		6.21%		18.27%
Net expenses[4,5,6]	0.67 [7]	0.75 [7]	0.86	[7,8]	0.68	[8,9,10]	0.84	[10]
Net investment income	1.47	0.90	1.01	[2]	2.59	[2]	2.93	[2]

Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$11.94	$11.24	$11.92		$10.39		$7.92

Income (loss) from operations:
Net investment income	0.19	0.21	0.19	[2]	0.34	[2]	0.34	[2]
Net realized and unrealized gain (loss)	0.49	0.71	(0.61)		1.49		2.44
Total income (loss) from operations	0.68	0.92	(0.42)		1.83		2.78

Less distributions from:
Net investment income	(0.24)	(0.22)	(0.22)		(0.30)		(0.31)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.24)	(0.22)	(0.26)		(0.30)		(0.31)

Net asset value, end of year	$12.38	$11.94	$11.24		$11.92		$10.39
Total return[3]	5.68%	8.25%	(3.48)%		17.63%		35.07%

Net assets, end of year (000s)	$55	$85	$86		$212		$138

Ratios to average net assets:
Gross expenses[4]	4.56%	6.18%	3.18%		5.78%		15.32%
Net expenses[4,5,6]	0.26 [7]	0.31 [7]	0.27	[7,8]	0.17	[8,9,10]	0.28	[10]
Net investment income	1.56	1.82	1.59	[2]	3.07	[2]	3.56	[2]

Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	79

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.90	$11.73	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.18	0.24	0.24	[2]	0.36	[2]	0.30	[2]
Net realized and unrealized gain (loss)	0.75	1.17	(0.07)		1.45		2.40
Total income from operations	0.93	1.41	0.17		1.81		2.70

Less distributions from:
Net investment income	(0.21)	(0.24)	(0.23)		(0.27)		(0.26)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.43)	(0.24)	(0.23)		(0.27)		(0.26)

Net asset value, end of year	$13.40	$12.90	$11.73		$11.79		$10.25
Total return[3]	7.29%	12.08%	1.55%		17.72%		34.46%

Net assets, end of year (000s)	$2,012	$1,282	$568		$533		$192

Ratios to average net assets:
Gross expenses[4]	3.82%	5.37%	3.58%		5.29%		13.03%
Net expenses[4,5,6]	0.55 [7]	0.55 [7]	0.49	[7,8]	0.41	[8,9,10]	0.58	[10]
Net investment income	1.37	1.94	2.05	[2]	3.23	[2]	3.14	[2]

Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.91	$11.74	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.07	0.13	0.14	[2]	0.23	[2]	0.22	[2]
Net realized and unrealized gain (loss)	0.75	1.18	(0.04)		1.49		2.39
Total income from operations	0.82	1.31	0.10		1.72		2.61

Less distributions from:
Net investment income	(0.11)	(0.14)	(0.15)		(0.18)		(0.17)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.33)	(0.14)	(0.15)		(0.18)		(0.17)

Net asset value, end of year	$13.40	$12.91	$11.74		$11.79		$10.25
Total return[3]	6.38%	11.23%	0.88%		16.80%		33.43%

Net assets, end of year (000s)	$2,594	$2,462	$2,520		$2,399		$1,217

Ratios to average net assets:
Gross expenses[4]	4.55%	6.02%	4.24%		6.20%		14.33%
Net expenses[4,5,6]	1.30 [7]	1.30 [7]	1.24	[7,8]	1.16	[8,9,10]	1.33	[10]
Net investment income	0.56	1.06	1.20	[2]	2.08	[2]	2.28	[2]

Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	81

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.94	$11.74	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.17	0.19	0.18	[2]	0.29	[2]	0.26	[2]
Net realized and unrealized gain (loss)	0.76	1.25	(0.00)	[3]	1.52		2.44
Total income from operations	0.93	1.44	0.18		1.81		2.70

Less distributions from:
Net investment income	(0.21)	(0.24)	(0.23)		(0.27)		(0.26)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.43)	(0.24)	(0.23)		(0.27)		(0.26)

Net asset value, end of year	$13.44	$12.94	$11.74		$11.79		$10.25
Total return[4]	7.26%	12.33%	1.62%		17.69%		34.46%

Net assets, end of year (000s)	$15	$14	$67		$517		$450

Ratios to average net assets:
Gross expenses[5]	3.60%	4.64%	3.37%		5.19%		15.32%
Net expenses[5,6,7]	0.56 [8]	0.46 [8]	0.44	[8,9]	0.42	[9,10,11]	0.58	[11]
Net investment income	1.30	1.60	1.50	[2]	2.65	[2]	2.82	[2]

Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.90	$11.73	$11.79		$10.25		$7.81

Income (loss) from operations:
Net investment income	0.15	0.19	0.19	[2]	0.26	[2]	0.24	[2]
Net realized and unrealized gain (loss)	0.75	1.19	(0.05)		1.52		2.43
Total income from operations	0.90	1.38	0.14		1.78		2.67

Less distributions from:
Net investment income	(0.18)	(0.21)	(0.20)		(0.24)		(0.23)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.40)	(0.21)	(0.20)		(0.24)		(0.23)

Net asset value, end of year	$13.40	$12.90	$11.73		$11.79		$10.25
Total return[3]	7.01%	11.80%	1.29%		17.40%		34.11%

Net assets, end of year (000s)	$237	$166	$138		$169		$143

Ratios to average net assets:
Gross expenses[4]	4.05%	5.51%	3.60%		5.51%		15.12%
Net expenses[4,5,6]	0.80 [7]	0.80 [7]	0.73	[7,8]	0.67	[8,9,10]	0.83	[10]
Net investment income	1.12	1.55	1.60	[2]	2.40	[2]	2.56	[2]

Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	83

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.89	$11.72	$11.79		$10.26		$7.81

Income (loss) from operations:
Net investment income	0.21	0.26	0.27	[2]	0.32	[2]	0.32	[2]
Net realized and unrealized gain (loss)	0.76	1.19	(0.06)		1.51		2.42
Total income from operations	0.97	1.45	0.21		1.83		2.74

Less distributions from:
Net investment income	(0.26)	(0.28)	(0.28)		(0.30)		(0.29)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.48)	(0.28)	(0.28)		(0.30)		(0.29)

Net asset value, end of year	$13.38	$12.89	$11.72		$11.79		$10.26
Total return[3]	7.55%	12.49%	1.84%		17.92%		35.01%

Net assets, end of year (000s)	$662	$836	$1,514		$911		$177

Ratios to average net assets:
Gross expenses[4]	3.51%	4.82%	3.04%		4.98%		12.48%
Net expenses[4,5,6]	0.25 [7]	0.25 [7]	0.21	[7,8]	0.16	[8,9,10]	0.28	[10]
Net investment income	1.59	2.18	2.34	[2]	2.96	[2]	3.35	[2]

Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.82	$11.56	$11.65		$10.05		$7.60

Income (loss) from operations:
Net investment income	0.17	0.26	0.22	[2]	0.28	[2]	0.26	[2]
Net realized and unrealized gain (loss)	0.92	1.24	(0.09)		1.57		2.41
Total income from operations	1.09	1.50	0.13		1.85		2.67

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)		(0.25)		(0.22)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.49)	(0.24)	(0.22)		(0.25)		(0.22)

Net asset value, end of year	$13.42	$12.82	$11.56		$11.65		$10.05
Total return[3]	8.46%	13.04%	1.23%		18.50%		35.13%

Net assets, end of year (000s)	$2,775	$2,065	$828		$325		$216

Ratios to average net assets:
Gross expenses[4]	2.98%	4.25%	3.05%		4.80%		13.74%
Net expenses[4,5,6]	0.54 [7]	0.54 [7]	0.49	[7,8]	0.40	[8,9,10]	0.57	[10]
Net investment income	1.30	2.17	1.95	[2]	2.57	[2]	2.78	[2]

Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	85

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.82	$11.56	$11.65		$10.05		$7.60

Income (loss) from operations:
Net investment income	0.06	0.13	0.13	[2]	0.20	[2]	0.21	[2]
Net realized and unrealized gain (loss)	0.93	1.27	(0.08)		1.57		2.38
Total income from operations	0.99	1.40	0.05		1.77		2.59

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.14)		(0.17)		(0.14)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.38)	(0.14)	(0.14)		(0.17)		(0.14)

Net asset value, end of year	$13.43	$12.82	$11.56		$11.65		$10.05
Total return[3]	7.70%	12.19%	0.48%		17.61%		34.09%

Net assets, end of year (000s)	$3,580	$4,029	$3,702		$3,112		$1,521

Ratios to average net assets:
Gross expenses[4]	3.76%	4.89%	3.81%		5.67%		14.80%
Net expenses[4,5,6]	1.29 [7]	1.29 [7]	1.22	[7,8]	1.15	[8,9,10]	1.32	[10]
Net investment income	0.45	1.06	1.17	[2]	1.87	[2]	2.19	[2]

Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.85	$11.56	$11.65		$10.05		$7.60

Income (loss) from operations:
Net investment income	0.17	0.18	0.17	[2]	0.26	[2]	0.24	[2]
Net realized and unrealized gain (loss)	0.91	1.35	(0.04)		1.59		2.43
Total income from operations	1.08	1.53	0.13		1.85		2.67

Less distributions from:
Net investment income	(0.20)	(0.23)	(0.22)		(0.25)		(0.22)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.48)	(0.24)	(0.22)		(0.25)		(0.22)

Net asset value, end of year	$13.45	$12.85	$11.56		$11.65		$10.05
Total return[3]	8.43%	13.30%	1.22%		18.49%		35.13%

Net assets, end of year (000s)	$16	$14	$72		$511		$441

Ratios to average net assets:
Gross expenses[4]	2.67%	3.66%	3.01%		4.66%		16.80%
Net expenses[4,5,6]	0.55 [7]	0.48 [7]	0.43	[7,8]	0.41	[8,9,10]	0.57	[10]
Net investment income	1.25	1.52	1.41	[2]	2.46	[2]	2.62	[2]

Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	87

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.82	$11.56	$11.65		$10.04		$7.60

Income (loss) from operations:
Net investment income	0.14	0.16	0.22	[2]	0.24	[2]	0.22	[2]
Net realized and unrealized gain (loss)	0.91	1.30	(0.12)		1.59		2.42
Total income from operations	1.05	1.46	0.10		1.83		2.64

Less distributions from:
Net investment income	(0.17)	(0.19)	(0.19)		(0.22)		(0.20)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.45)	(0.20)	(0.19)		(0.22)		(0.20)

Net asset value, end of year	$13.42	$12.82	$11.56		$11.65		$10.04
Total return[3]	8.18%	12.75%	0.98%		18.31%		34.65%

Net assets, end of year (000s)	$91	$74	$162		$114		$88

Ratios to average net assets:
Gross expenses[4]	3.16%	4.38%	3.10%		4.92%		17.08%
Net expenses[4,5,6]	0.79 [7]	0.79 [7]	0.74	[7,8]	0.66	[8,9,10]	0.82	[10]
Net investment income	1.04	1.31	1.95	[2]	2.22	[2]	2.37	[2]

Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.81	$11.55	$11.65		$10.05		$7.61

Income (loss) from operations:
Net investment income	0.21	0.26	0.25	[2]	0.30	[2]	0.30	[2]
Net realized and unrealized gain (loss)	0.92	1.27	(0.09)		1.59		2.40
Total income from operations	1.13	1.53	0.16		1.89		2.70

Less distributions from:
Net investment income	(0.25)	(0.26)	(0.26)		(0.29)		(0.26)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.53)	(0.27)	(0.26)		(0.29)		(0.26)

Net asset value, end of year	$13.41	$12.81	$11.55		$11.65		$10.05
Total return[3]	8.81%	13.39%	1.51%		18.82%		35.37%

Net assets, end of year (000s)	$1,297	$1,247	$1,083		$966		$404

Ratios to average net assets:
Gross expenses[4]	2.63%	3.79%	2.68%		4.45%		11.39%
Net expenses[4,5,6]	0.24 [7]	0.24 [7]	0.19	[7,8]	0.15	[8,9,10]	0.27	[10]
Net investment income	1.58	2.16	2.15	[2]	2.82	[2]	3.07	[2]

Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	89

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.57	$11.23	$11.41		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.19	0.24	0.23	[2]	0.25	[2]	0.22	[2]
Net realized and unrealized gain (loss)	1.06	1.33	(0.19)		1.63		2.36
Total income from operations	1.25	1.57	0.04		1.88		2.58

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)		(0.21)		(0.20)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.58)	(0.23)	(0.22)		(0.21)		(0.20)

Net asset value, end of year	$13.24	$12.57	$11.23		$11.41		$9.74
Total return[3]	10.04%	14.10%	0.42%		19.29%		34.93%

Net assets, end of year (000s)	$1,513	$813	$530		$248		$129

Ratios to average net assets:
Gross expenses[4]	3.84%	5.88%	3.77%		5.73%		15.76%
Net expenses[4,5,6]	0.56 [7]	0.55 [7]	0.50	[7,8]	0.42	[8,9,10]	0.57	[10]
Net investment income	1.42	2.01	2.07	[2]	2.33	[2]	2.43	[2]

Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

90	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.57	$11.23	$11.41		$9.73		$7.35

Income (loss) from operations:
Net investment income	0.07	0.12	0.14	[2]	0.15	[2]	0.18	[2]
Net realized and unrealized gain (loss)	1.08	1.36	(0.18)		1.65		2.32
Total income (loss) from operations	1.15	1.48	(0.04)		1.80		2.50

Less distributions from:
Net investment income	(0.11)	(0.14)	(0.14)		(0.12)		(0.12)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.48)	(0.14)	(0.14)		(0.12)		(0.12)

Net asset value, end of year	$13.24	$12.57	$11.23		$11.41		$9.73
Total return[3]	9.25%	13.24%	(0.32)%		18.52%		33.95%

Net assets, end of year (000s)	$1,870	$2,261	$2,575		$1,824		$661

Ratios to average net assets:
Gross expenses[4]	4.74%	6.25%	4.55%		6.76%		16.80%
Net expenses[4,5,6]	1.31 [7]	1.30 [7]	1.25	[7,8]	1.16	[8,9,10]	1.32	[10]
Net investment income	0.57	1.01	1.26	[2]	1.42	[2]	2.03	[2]

Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	91

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.57	$11.24	$11.41		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.19	0.18	0.15	[2]	0.21	[2]	0.20	[2]
Net realized and unrealized gain (loss)	1.06	1.38	(0.10)		1.67		2.38
Total income from operations	1.25	1.56	0.05		1.88		2.58

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)		(0.21)		(0.20)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.58)	(0.23)	(0.22)		(0.21)		(0.20)

Net asset value, end of year	$13.24	$12.57	$11.24		$11.41		$9.74
Total return[3]	10.04%	14.00%	0.51%		19.29%		34.92%

Net assets, end of year (000s)	$21	$17	$49		$521		$459

Ratios to average net assets:
Gross expenses[4]	3.67%	5.00%	3.57%		5.67%		16.40%
Net expenses[4,5,6]	0.56 [7]	0.55 [7]	0.45	[7,8]	0.42	[8,9,10]	0.57	[10]
Net investment income	1.46	1.53	1.30	[2]	1.99	[2]	2.28	[2]

Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

92	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.57	$11.23	$11.41		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.19	0.16	0.19	[2]	0.19	[2]	0.19	[2]
Net realized and unrealized gain (loss)	1.03	1.38	(0.18)		1.66		2.36
Total income from operations	1.22	1.54	0.01		1.85		2.55

Less distributions from:
Net investment income	(0.18)	(0.20)	(0.19)		(0.18)		(0.17)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.55)	(0.20)	(0.19)		(0.18)		(0.17)

Net asset value, end of year	$13.24	$12.57	$11.23		$11.41		$9.74
Total return[3]	9.70%	13.81%	0.17%		18.99%		34.58%

Net assets, end of year (000s)	$321	$107	$162		$127		$99

Ratios to average net assets:
Gross expenses[4]	4.15%	5.51%	3.79%		5.93%		16.21%
Net expenses[4,5,6]	0.80 [7]	0.80 [7]	0.75	[7,8]	0.67	[8,9,10]	0.82	[10]
Net investment income	1.44	1.35	1.68	[2]	1.78	[2]	2.10	[2]

Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	93

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$12.57	$11.24	$11.42		$9.74		$7.36

Income (loss) from operations:
Net investment income	0.22	0.25	0.24	[2]	0.24	[2]	0.27	[2]
Net realized and unrealized gain (loss)	1.07	1.35	(0.17)		1.68		2.34
Total income from operations	1.29	1.60	0.07		1.92		2.61

Less distributions from:
Net investment income	(0.25)	(0.27)	(0.25)		(0.24)		(0.23)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.62)	(0.27)	(0.25)		(0.24)		(0.23)

Net asset value, end of year	$13.24	$12.57	$11.24		$11.42		$9.74
Total return[3]	10.36%	14.34%	0.74%		19.73%		35.34%

Net assets, end of year (000s)	$1,268	$1,275	$1,231		$1,182		$373

Ratios to average net assets:
Gross expenses[4]	3.66%	5.07%	3.34%		5.44%		11.64%
Net expenses[4,5,6]	0.26 [7]	0.25 [7]	0.21	[7,8]	0.16	[8,9,10]	0.27	[10]
Net investment income	1.66	2.11	2.15	[2]	2.26	[2]	2.85	[2]

Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

94	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011	2010

Net asset value, beginning of year	$12.43	$11.01	$11.27		$9.49	$7.11

Income (loss) from operations:
Net investment income	0.20	0.24	0.19	[2]	0.18	0.18
Net realized and unrealized gain (loss)	1.35	1.39	(0.24)		1.76	2.35
Total income (loss) from operations	1.55	1.63	(0.05)		1.94	2.53

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.21)		(0.16)	(0.15)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.43)	(0.21)	(0.21)		(0.16)	(0.15)

Net asset value, end of year	$13.55	$12.43	$11.01		$11.27	$9.49
Total return[3]	12.55%	14.95%	(0.39)%		20.48%	35.49%

Net assets, end of year (000s)	$1,313	$771	$466		$413	$297

Ratios to average net assets:
Gross expenses[4]	3.74%	5.85%	3.92%		5.43%	16.33%
Net expenses[4,5,6]	0.56 [7]	0.55 [7]	0.50	[7,8]	0.43 [8,9,10]	0.57 [10]
Net investment income	1.51	2.04	1.73	[2]	1.71	2.00

Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	95

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011	2010

Net asset value, beginning of year	$12.42	$11.00	$11.26		$9.48	$7.11

Income (loss) from operations:
Net investment income	0.08	0.13	0.11	[2]	0.10	0.19
Net realized and unrealized gain (loss)	1.37	1.41	(0.24)		1.76	2.25
Total income (loss) from operations	1.45	1.54	(0.13)		1.86	2.44

Less distributions from:
Net investment income	(0.12)	(0.12)	(0.13)		(0.08)	(0.07)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.33)	(0.12)	(0.13)		(0.08)	(0.07)

Net asset value, end of year	$13.54	$12.42	$11.00		$11.26	$9.48
Total return[3]	11.74%	14.10%	(1.12)%		19.60%	34.34%

Net assets, end of year (000s)	$2,440	$2,355	$2,014		$1,648	$813

Ratios to average net assets:
Gross expenses[4]	4.51%	6.51%	4.83%		6.33%	13.86%
Net expenses[4,5,6]	1.31 [7]	1.30 [7]	1.25	[7,8]	1.17 [8,9,10]	1.33 [10]
Net investment income	0.64	1.14	1.00	[2]	0.97	2.02

Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

96	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011	2010

Net asset value, beginning of year	$12.42	$11.01	$11.27		$9.49	$7.11

Income (loss) from operations:
Net investment income	0.19	0.17	0.12	[2]	0.16	0.16
Net realized and unrealized gain (loss)	1.36	1.45	(0.17)		1.78	2.37
Total income (loss) from operations	1.55	1.62	(0.05)		1.94	2.53

Less distributions from:
Net investment income	(0.22)	(0.21)	(0.21)		(0.16)	(0.15)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.43)	(0.21)	(0.21)		(0.16)	(0.15)

Net asset value, end of year	$13.54	$12.42	$11.01		$11.27	$9.49
Total return[3]	12.56%	14.86%	(0.40)%		20.47%	35.49%

Net assets, end of year (000s)	$31	$25	$56		$504	$416

Ratios to average net assets:
Gross expenses[4]	3.43%	5.29%	3.63%		5.30%	20.32%
Net expenses[4,5,6]	0.56 [7]	0.56 [7]	0.46	[7,8]	0.43 [8,9,10]	0.58 [10]
Net investment income	1.42	1.47	1.02	[2]	1.58	1.88

Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	97

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011	2010

Net asset value, beginning of year	$12.42	$11.00	$11.26		$9.48	$7.11

Income (loss) from operations:
Net investment income	0.15	0.18	0.17	[2]	0.13	0.14
Net realized and unrealized gain (loss)	1.37	1.42	(0.25)		1.78	2.35
Total income (loss) from operations	1.52	1.60	(0.08)		1.91	2.49

Less distributions from:
Net investment income	(0.19)	(0.18)	(0.18)		(0.13)	(0.12)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.40)	(0.18)	(0.18)		(0.13)	(0.12)

Net asset value, end of year	$13.54	$12.42	$11.00		$11.26	$9.48
Total return[3]	12.28%	14.67%	(0.63)%		20.19%	35.01%

Net assets, end of year (000s)	$225	$180	$136		$101	$83

Ratios to average net assets:
Gross expenses[4]	3.99%	5.82%	3.97%		5.54%	20.61%
Net expenses[4,5,6]	0.81 [7]	0.80 [7]	0.75	[7,8]	0.68 [8,9,10]	0.83 [10]
Net investment income	1.16	1.56	1.56	[2]	1.28	1.63

Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

98	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011	2010

Net asset value, beginning of year	$12.42	$11.00	$11.27		$9.49	$7.12

Income (loss) from operations:
Net investment income	0.23	0.24	0.20	[2]	0.19	0.27
Net realized and unrealized gain (loss)	1.36	1.43	(0.23)		1.78	2.28
Total income (loss) from operations	1.59	1.67	(0.03)		1.97	2.55

Less distributions from:
Net investment income	(0.26)	(0.25)	(0.24)		(0.19)	(0.18)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.47)	(0.25)	(0.24)		(0.19)	(0.18)

Net asset value, end of year	$13.54	$12.42	$11.00		$11.27	$9.49
Total return[3]	12.89%	15.31%	(0.15)%		20.80%	35.71%

Net assets, end of year (000s)	$1,670	$1,312	$1,197		$1,377	$545

Ratios to average net assets:
Gross expenses[4]	3.46%	5.20%	3.47%		5.02%	9.80%
Net expenses[4,5,6]	0.26 [7]	0.25 [7]	0.21	[7,8]	0.17 [8,9,10]	0.28 [10]
Net investment income	1.71	2.08	1.83	[2]	1.83	2.85

Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	99

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.64	$11.19	$11.38	$9.52	$7.08

Income (loss) from operations:
Net investment income	0.18	0.21	0.19	0.18	0.14
Net realized and unrealized gain (loss)	1.67	1.43	(0.20)	1.81	2.43
Total income (loss) from operations	1.85	1.64	(0.01)	1.99	2.57

Less distributions from:
Net investment income	(0.21)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.43)	(0.19)	(0.18)	(0.13)	(0.13)

Net asset value, end of year	$14.06	$12.64	$11.19	$11.38	$9.52
Total return[2]	14.71%	14.79%	(0.02)%	20.98%	36.29%

Net assets, end of year (000s)	$1,572	$734	$306	$329	$93

Ratios to average net assets:
Gross expenses[3]	3.65%	5.99%	4.16%	5.73%	21.22%
Net expenses[3,4,5]	0.56 [6]	0.55 [6]	0.51 [6,7]	0.41 [7,8,9]	0.57 [9]
Net investment income	1.34	1.78	1.72	1.73	1.66

Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

100	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012	2011		2010

Net asset value, beginning of year	$12.64	$11.19	$11.38	$9.52		$7.07

Income (loss) from operations:
Net investment income	0.06	0.09	0.08	0.09		0.10
Net realized and unrealized gain (loss)	1.68	1.46	(0.17)	1.82		2.41
Total income (loss) from operations	1.74	1.55	(0.09)	1.91		2.51

Less distributions from:
Net investment income	(0.10)	(0.10)	(0.10)	(0.05)		(0.06)
Net realized gains	(0.22)	—	—	—		—
Total distributions	(0.32)	(0.10)	(0.10)	(0.05)		(0.06)

Net asset value, end of year	$14.06	$12.64	$11.19	$11.38		$9.52
Total return[2]	13.85%	13.93%	(0.76)%	20.08%		35.45%

Net assets, end of year (000s)	$1,630	$2,291	$2,218	$1,814		$510

Ratios to average net assets:
Gross expenses[3]	4.43%	6.51%	4.80%	6.92%		16.39%
Net expenses[3,4,5]	1.32 [6]	1.30 [6]	1.25 [6,7]	1.16	7,8,,9	1.32 [9]
Net investment income	0.42	0.80	0.75	0.88		1.09

Portfolio turnover rate	46%	48%	31%	23%		55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	101

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.65	$11.20	$11.38	$9.52	$7.08

Income (loss) from operations:
Net investment income	0.18	0.15	0.11	0.13	0.14
Net realized and unrealized gain (loss)	1.68	1.49	(0.11)	1.86	2.43
Total income (loss) from operations	1.86	1.64	(0.00) [2]	1.99	2.57

Less distributions from:
Net investment income	(0.21)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.43)	(0.19)	(0.18)	(0.13)	(0.13)

Net asset value, end of year	$14.08	$12.65	$11.20	$11.38	$9.52
Total return[3]	14.78%	14.78%	0.06%	20.95%	36.29%

Net assets, end of year (000s)	$22	$17	$39	$499	$418

Ratios to average net assets:
Gross expenses[4]	3.36%	5.21%	3.75%	5.87%	21.67%
Net expenses[4,5,6]	0.56 [7]	0.56 [7]	0.44 [7,8]	0.43 [8,9,10]	0.57 [10]
Net investment income	1.30	1.30	0.91	1.29	1.60

Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.01 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

102	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.66	$11.19	$11.38	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.25	0.09	0.14	0.11	0.12
Net realized and unrealized gain (loss)	1.57	1.54	(0.18)	1.85	2.44
Total income (loss) from operations	1.82	1.63	(0.04)	1.96	2.56

Less distributions from:
Net investment income	(0.18)	(0.16)	(0.15)	(0.10)	(0.11)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.40)	(0.16)	(0.15)	(0.10)	(0.11)

Net asset value, end of year	$14.08	$12.66	$11.19	$11.38	$9.52
Total return[2]	14.51%	14.59%	(0.27)%	20.65%	36.13%

Net assets, end of year (000s)	$259	$23	$111	$107	$87

Ratios to average net assets:
Gross expenses[3]	3.86%	5.42%	3.93%	6.16%	21.73%
Net expenses[3,4,5]	0.80 [6]	0.77 [6]	0.74 [6,7]	0.68 [7,8,9]	0.82 [9]
Net investment income	1.81	0.82	1.21	1.05	1.37

Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	103

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.64	$11.19	$11.39	$9.53	$7.08

Income (loss) from operations:
Net investment income	0.22	0.21	0.20	0.16	0.21
Net realized and unrealized gain (loss)	1.69	1.47	(0.18)	1.86	2.40
Total income from operations	1.91	1.68	0.02	2.02	2.61

Less distributions from:
Net investment income	(0.26)	(0.23)	(0.22)	(0.16)	(0.16)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.48)	(0.23)	(0.22)	(0.16)	(0.16)

Net asset value, end of year	$14.07	$12.64	$11.19	$11.39	$9.53
Total return[2]	15.14%	15.14%	0.24%	21.26%	36.85%

Net assets, end of year (000s)	$2,148	$1,776	$1,337	$1,048	$396

Ratios to average net assets:
Gross expenses[3]	3.35%	5.27%	3.50%	5.70%	12.52%
Net expenses[3,4,5]	0.26 [6]	0.25 [6]	0.21 [6,7]	0.16 [7,8,9]	0.27 [9]
Net investment income	1.59	1.81	1.79	1.60	2.25

Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

104	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.57	$11.11	$11.36	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.17	0.20	0.13	0.14	0.15
Net realized and unrealized gain (loss)	1.65	1.44	(0.21)	1.84	2.43
Total income (loss) from operations	1.82	1.64	(0.08)	1.98	2.58

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.30)	(0.18)	(0.17)	(0.14)	(0.13)

Net asset value, end of year	$14.09	$12.57	$11.11	$11.36	$9.52
Total return[2]	14.44%	14.86%	(0.60)%	20.82%	36.46%

Net assets, end of year (000s)	$998	$631	$369	$229	$129

Ratios to average net assets:
Gross expenses[3]	5.60%	9.29%	5.22%	7.43%	21.04%
Net expenses[3,4,5]	0.56 [6]	0.56 [6]	0.50 [6,7]	0.42 [7,8,9]	0.57 [9]
Net investment income	1.25	1.70	1.14	1.37	1.77

Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	105

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.56	$11.11	$11.36	$9.52	$7.06

Income (loss) from operations:
Net investment income	0.05	0.08	0.08	0.07	0.11
Net realized and unrealized gain (loss)	1.67	1.46	(0.24)	1.83	2.41
Total income (loss) from operations	1.72	1.54	(0.16)	1.90	2.52

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.09)	(0.06)	(0.06)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.19)	(0.09)	(0.09)	(0.06)	(0.06)

Net asset value, end of year	$14.09	$12.56	$11.11	$11.36	$9.52
Total return[2]	13.65%	13.90%	(1.34)%	19.92%	35.64%

Net assets, end of year (000s)	$881	$945	$1,073	$850	$467

Ratios to average net assets:
Gross expenses[3]	6.32%	10.01%	6.28%	8.51%	19.33%
Net expenses[3,4,5]	1.31 [6]	1.31 [6]	1.25 [6,7]	1.17 [7,8,9]	1.32 [9]
Net investment income	0.38	0.66	0.70	0.69	1.28

Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

106	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.65	$11.11	$11.36	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.16	0.08	0.14	0.13	0.14
Net realized and unrealized gain (loss)	1.68	1.64	(0.22)	1.85	2.44
Total income (loss) from operations	1.84	1.72	(0.08)	1.98	2.58

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.30)	(0.18)	(0.17)	(0.14)	(0.13)

Net asset value, end of year	$14.19	$12.65	$11.11	$11.36	$9.52
Total return[2]	14.50%	15.59%	(0.60)%	20.81%	36.46%

Net assets, end of year (000s)	$16	$14	$233	$499	$417

Ratios to average net assets:
Gross expenses[3]	5.34%	8.43%	4.88%	7.20%	23.15%
Net expenses[3,4,5]	0.57 [6]	0.38 [6]	0.49 [6,7]	0.42 [7,8,9]	0.57 [9]
Net investment income	1.17	0.70	1.27	1.30	1.60

Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	107

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.70	$11.11	$11.36	$9.51	$7.07

Income (loss) from operations:
Net investment income	0.19	0.11	0.13	0.11	0.12
Net realized and unrealized gain (loss)	1.62	1.63	(0.23)	1.85	2.43
Total income (loss) from operations	1.81	1.74	(0.10)	1.96	2.55

Less distributions from:
Net investment income	(0.18)	(0.15)	(0.15)	(0.11)	(0.11)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.27)	(0.15)	(0.15)	(0.11)	(0.11)

Net asset value, end of year	$14.24	$12.70	$11.11	$11.36	$9.51
Total return[2]	14.26%	15.75%	(0.85)%	20.63%	35.98%

Net assets, end of year (000s)	$116	$22	$116	$112	$91

Ratios to average net assets:
Gross expenses[3]	5.53%	8.53%	5.22%	7.47%	23.06%
Net expenses[3,4,5]	0.75 [6]	0.48 [6]	0.75 [6,7]	0.67 [7,8,9]	0.82 [9]
Net investment income	1.38	0.95	1.13	1.06	1.40

Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

108	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.56	$11.10	$11.36	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.21	0.22	0.18	0.16	0.20
Net realized and unrealized gain (loss)	1.65	1.46	(0.23)	1.85	2.41
Total income (loss) from operations	1.86	1.68	(0.05)	2.01	2.61

Less distributions from:
Net investment income	(0.25)	(0.22)	(0.21)	(0.17)	(0.16)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.34)	(0.22)	(0.21)	(0.17)	(0.16)

Net asset value, end of year	$14.08	$12.56	$11.10	$11.36	$9.52
Total return[2]	14.89%	15.13%	(0.33)%	21.14%	36.87%

Net assets, end of year (000s)	$1,321	$946	$708	$721	$265

Ratios to average net assets:
Gross expenses[3]	5.28%	8.66%	4.79%	7.04%	15.57%
Net expenses[3,4,5]	0.26 [6]	0.26 [6]	0.22 [6,7]	0.16 [7,8,9]	0.27 [9]
Net investment income	1.52	1.88	1.67	1.52	2.21

Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	109

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.63	$11.16	$11.39	$9.51	$7.08

Income (loss) from operations:
Net investment income	0.17	0.19	0.15	0.17	0.15
Net realized and unrealized gain (loss)	1.66	1.46	(0.20)	1.84	2.43
Total income (loss) from operations	1.83	1.65	(0.05)	2.01	2.58

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Total distributions	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)

Net asset value, end of year	$14.25	$12.63	$11.16	$11.39	$9.51
Total return[2]	14.45%	14.83%	(0.38)%	21.14%	36.38%

Net assets, end of year (000s)	$1,408	$862	$587	$580	$147

Ratios to average net assets:
Gross expenses[3]	5.25%	9.30%	4.68%	8.52%	22.18%
Net expenses[3,4,5]	0.56 [6]	0.56 [6]	0.50 [6,7]	0.41 [7,8,9]	0.57 [9]
Net investment income	1.24	1.60	1.32	1.66	1.67

Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

110	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.63	$11.16	$11.39	$9.52	$7.07

Income (loss) from operations:
Net investment income	0.05	0.08	0.08	0.08	0.11
Net realized and unrealized gain (loss)	1.67	1.47	(0.21)	1.83	2.41
Total income (loss) from operations	1.72	1.55	(0.13)	1.91	2.52

Less distributions from:
Net investment income	(0.09)	(0.08)	(0.10)	(0.04)	(0.07)
Total distributions	(0.09)	(0.08)	(0.10)	(0.04)	(0.07)

Net asset value, end of year	$14.26	$12.63	$11.16	$11.39	$9.52
Total return[2]	13.62%	13.97%	(1.11)%	20.10%	35.67%

Net assets, end of year (000s)	$1,154	$1,294	$1,259	$847	$352

Ratios to average net assets:
Gross expenses[3]	6.12%	10.24%	5.84%	10.10%	20.80%
Net expenses[3,4,5]	1.32 [6]	1.31 [6]	1.25 [6,7]	1.17 [7,8,9]	1.33 [9]
Net investment income	0.36	0.71	0.68	0.75	1.26

Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	111

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.63	$11.15	$11.39	$9.51	$7.08

Income (loss) from operations:
Net investment income	0.16	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	1.66	1.56	(0.18)	1.88	2.44
Total income (loss) from operations	1.82	1.66	(0.06)	2.01	2.58

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Total distributions	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)

Net asset value, end of year	$14.24	$12.63	$11.15	$11.39	$9.51
Total return[2]	14.36%	14.94%	(0.47)%	21.12%	36.38%

Net assets, end of year (000s)	$18	$16	$77	$500	$417

Ratios to average net assets:
Gross expenses[3]	5.01%	8.92%	4.44%	8.80%	23.99%
Net expenses[3,4,5]	0.57 [6]	0.56 [6]	0.49 [6,7]	0.43 [7,8,9]	0.58 [9]
Net investment income	1.16	0.89	1.10	1.28	1.58

Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

112	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.70	$11.16	$11.38	$9.51	$7.08

Income (loss) from operations:
Net investment income	0.24	0.10	0.13	0.10	0.12
Net realized and unrealized gain (loss)	1.57	1.58	(0.20)	1.87	2.43
Total income (loss) from operations	1.81	1.68	(0.07)	1.97	2.55

Less distributions from:
Net investment income	(0.20)	(0.14)	(0.15)	(0.10)	(0.12)
Total distributions	(0.20)	(0.14)	(0.15)	(0.10)	(0.12)

Net asset value, end of year	$14.31	$12.70	$11.16	$11.38	$9.51
Total return[2]	14.22%	15.18%	(0.54)%	20.71%	36.03%

Net assets, end of year (000s)	$305	$41	$129	$112	$92

Ratios to average net assets:
Gross expenses[3]	5.27%	8.94%	4.83%	9.07%	24.07%
Net expenses[3,4,5]	0.65 [6]	0.60 [6]	0.75 [6,7]	0.67 [7,8,9]	0.82 [9]
Net investment income	1.74	0.90	1.15	1.02	1.38

Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	113

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012	2011	2010

Net asset value, beginning of year	$12.63	$11.16	$11.39	$9.52	$7.08

Income (loss) from operations:
Net investment income	0.23	0.23	0.17	0.15	0.18
Net realized and unrealized gain (loss)	1.65	1.45	(0.19)	1.88	2.44
Total income (loss) from operations	1.88	1.68	(0.02)	2.03	2.62

Less distributions from:
Net investment income	(0.26)	(0.21)	(0.21)	(0.16)	(0.18)
Total distributions	(0.26)	(0.21)	(0.21)	(0.16)	(0.18)

Net asset value, end of year	$14.25	$12.63	$11.16	$11.39	$9.52
Total return[2]	14.81%	15.18%	(0.05)%	21.30%	36.95%

Net assets, end of year (000s)	$950	$508	$294	$288	$158

Ratios to average net assets:
Gross expenses[3]	5.01%	8.93%	4.31%	8.70%	19.71%
Net expenses[3,4,5]	0.26 [6]	0.26 [6]	0.21 [6,7]	0.17 [7,8,9]	0.27 [9]
Net investment income	1.67	1.99	1.53	1.50	2.02

Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

114	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$13.51	$12.64	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.25	0.32	0.35	[2]	0.50	[2]	0.52	[2]
Net realized and unrealized gain	0.19	0.86	0.18		1.23		2.41
Total income from operations	0.44	1.18	0.53		1.73		2.93

Less distributions from:
Net investment income	(0.25)	(0.29)	(0.37)		(0.39)		(0.42)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.30)	(0.31)	(0.37)		(0.39)		(0.42)

Net asset value, end of year	$13.65	$13.51	$12.64		$12.48		$11.14
Total return[3]	3.20%	9.35%	4.36%		15.56%		34.04%

Net assets, end of year (000s)	$4,101	$2,006	$744		$492		$218

Ratios to average net assets:
Gross expenses[4]	3.50%	6.57%	5.61%		7.15%		16.53%
Net expenses[4,5,6]	0.59 [7]	0.59 [7]	0.54	[7,8]	0.45	[8,9,10]	0.61	[10]
Net investment income	1.86	2.49	2.79	[2]	4.17	[2]	5.00	[2]

Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	115

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$13.54	$12.64	$12.48		$11.14		$8.62

Income from operations:
Net investment income	0.13	0.21	0.25	[2]	0.36	[2]	0.41	[2]
Net realized and unrealized gain	0.20	0.88	0.18		1.27		2.45
Total income from operations	0.33	1.09	0.43		1.63		2.86

Less distributions from:
Net investment income	(0.13)	(0.17)	(0.27)		(0.29)		(0.34)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.18)	(0.19)	(0.27)		(0.29)		(0.34)

Net asset value, end of year	$13.69	$13.54	$12.64		$12.48		$11.14
Total return[3]	2.43%	8.62%	3.51%		14.66%		33.17%

Net assets, end of year (000s)	$1,834	$1,886	$1,253		$1,085		$537

Ratios to average net assets:
Gross expenses[4]	4.39%	7.36%	6.50%		8.29%		16.94%
Net expenses[4,5,6]	1.34 [7]	1.34 [7]	1.28	[7,8]	1.20	[8,9,10]	1.37	[10]
Net investment income	0.98	1.62	1.99	[2]	3.04	[2]	3.87	[2]

Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

116	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$13.50	$12.63	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.25	0.29	0.30	[2]	0.44	[2]	0.46	[2]
Net realized and unrealized gain	0.19	0.89	0.22		1.28		2.47
Total income from operations	0.44	1.18	0.52		1.72		2.93

Less distributions from:
Net investment income	(0.25)	(0.29)	(0.37)		(0.38)		(0.42)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.30)	(0.31)	(0.37)		(0.38)		(0.42)

Net asset value, end of year	$13.64	$13.50	$12.63		$12.48		$11.14
Total return[3]	3.13%	9.36%	4.27%		15.55%		34.04%

Net assets, end of year (000s)	$56	$48	$74		$570		$489

Ratios to average net assets:
Gross expenses[4]	3.37%	6.23%	5.20%		7.23%		19.52%
Net expenses[4,5,6]	0.59 [7]	0.59 [7]	0.50	[7,8]	0.46	[8,9,10]	0.62	[10]
Net investment income	1.84	2.22	2.34	[2]	3.68	[2]	4.53	[2]

Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	117

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$13.60	$12.64	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.27	0.24	0.31	[2]	0.41	[2]	0.43	[2]
Net realized and unrealized gain	0.16	0.97	0.18		1.28		2.48
Total income from operations	0.43	1.21	0.49		1.69		2.91

Less distributions from:
Net investment income	(0.25)	(0.23)	(0.33)		(0.35)		(0.40)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.30)	(0.25)	(0.33)		(0.35)		(0.40)

Net asset value, end of year	$13.73	$13.60	$12.64		$12.48		$11.14
Total return[3]	3.12%	9.64%	4.02%		15.25%		33.69%

Net assets, end of year (000s)	$94	$19	$114		$109		$98

Ratios to average net assets:
Gross expenses[4]	3.70%	6.12%	5.61%		7.47%		19.78%
Net expenses[4,5,6]	0.62 [7]	0.70 [7]	0.78	[7,8]	0.71	[8,9,10]	0.87	[10]
Net investment income	1.94	1.87	2.45	[2]	3.43	[2]	4.28	[2]

Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

118	Legg Mason Target Retirement Series 2014 Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010

Net asset value, beginning of year	$13.45	$12.62	$12.48		$11.14		$8.63

Income from operations:
Net investment income	0.28	0.35	0.36	[2]	0.48	[2]	0.51	[2]
Net realized and unrealized gain	0.20	0.86	0.20		1.28		2.46
Total income from operations	0.48	1.21	0.56		1.76		2.97

Less distributions from:
Net investment income	(0.29)	(0.36)	(0.42)		(0.42)		(0.46)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.34)	(0.38)	(0.42)		(0.42)		(0.46)

Net asset value, end of year	$13.59	$13.45	$12.62		$12.48		$11.14
Total return[3]	3.55%	9.70%	4.64%		15.88%		34.45%

Net assets, end of year (000s)	$87	$66	$148		$266		$143

Ratios to average net assets:
Gross expenses[4]	3.40%	5.90%	5.34%		6.98%		17.67%
Net expenses[4,5,6]	0.29 [7]	0.29 [7]	0.23	[7,8]	0.20	[8,9,10]	0.32	[10]
Net investment income	2.09	2.67	2.83	[2]	4.00	[2]	4.95	[2]

Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2014 Annual Report	119

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”) and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

120	Legg Mason Target Retirement Series 2014 Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$4,344,444	—	—	$4,344,444
Purchased options	21,310	—	—	21,310
Total long-term investments	$4,365,754	—	—	$4,365,754
Short-term investments†	—	$17,000	—	17,000
Total investments	$4,365,754	$17,000	—	$4,382,754

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,502,589	—	—	$5,502,589
Short-term investments†	—	$22,000	—	22,000
Total investments	$5,502,589	$22,000	—	$5,524,589

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$7,697,675	—	—	$7,697,675
Short-term investments†	—	$24,000	—	24,000
Total investments	$7,697,675	$24,000	—	$7,721,675

†	See Schedules of Investments for additional detailed categorizations.

Legg Mason Target Retirement Series 2014 Annual Report	121

Notes to financial statements (cont’d)

Retirement 2030

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,976,369	—	—	$4,976,369
Short-term investments†	—	$18,000	—	18,000
Total investments	$4,976,369	$18,000	—	$4,994,369

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,666,412	—	—	$5,666,412
Short-term investments†	—	$18,000	—	18,000
Total investments	$5,666,412	$18,000	—	$5,684,412

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,605,073	—	—	$5,605,073
Short-term investments†	—	$21,000	—	21,000
Total investments	$5,605,073	$21,000	—	$5,626,073

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,315,245	—	—	$3,315,245
Short-term investments†	—	$10,000	—	10,000
Total investments	$3,315,245	$10,000	—	$3,325,245

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,792,500	—	—	$3,792,500
Short-term investments†	—	$11,000	—	11,000
Total investments	$3,792,500	$11,000	—	$3,803,500

†	See Schedules of Investments for additional detailed categorizations.

122	Legg Mason Target Retirement Series 2014 Annual Report

Retirement Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,159,752	—	—	$6,159,752
Short-term investments†	—	$24,000	—	24,000
Total investments	$6,159,752	$24,000	—	$6,183,752

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. Each Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income

Legg Mason Target Retirement Series 2014 Annual Report	123

Notes to financial statements (cont’d)

and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Fund		Overdistributed/ Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Retirement 2015	(a)	$93	—	$(93)
	(b)	8,587	$(8,587)	—
Retirement 2020	(a)	107	—	(107)
	(b)	10,742	(10,742)	—
Retirement 2025	(c)	16,254	(16,254)	—
Retirement 2030	(b)	10,825	(10,825)	—
Retirement 2035	(a)	18	—	(18)
	(b)	11,987	(11,987)	—
Retirement 2040	(a)	27	—	(27)
	(b)	12,915	(12,915)	—
Retirement 2045	(a)	13	—	(13)
	(c)	9,362	(9,362)	—
Retirement 2050	(a)	47	—	(47)
	(c)	10,261	(10,261)	—
Retirement Fund	(b)	10,279	(10,279)	—

(a)	Reclassifications are primarily due to a non-deductible excise tax paid by the Fund.

(b)	Reclassifications are primarily due to Short-term Capital Gains from Underlying Funds treated as ordinary income for tax purposes.

(c)	Reclassifications are primarily due to Short-term Capital Gains from Underlying Funds treated as ordinary income for tax purposes and book/tax differences in the treatment of distributions.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. Western Asset also manages the assets allocated to the Event Risk Management strategy for each of the Funds, except Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds.

LMGAA does not receive a fee from the manager (LMPFA). While a Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the sub-advisory fee will be 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Fund. While a Fund is in the Dynamic Rebalancing Period, the sub-advisory fee will be 0.10% of the Fund’s average daily net assets allocated to Western Asset. The fees are calculated daily and paid monthly.

As a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of ETFs, to average net assets of each Fund’s Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the

124	Legg Mason Target Retirement Series 2014 Annual Report

most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the year ended January 31, 2014, fees waived and/or expenses reimbursed amounted to $184,557, $166,687, $183,671, $164,136, $167,163, $167,920, $154,589, $155,038 and $160,374 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the year ended January 31, 2014, LMIS and its affiliates retained sales charges of $85, $201, $371, $136, $238, $32 and $71 on sales of Class A shares of Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2045 and Retirement 2050, respectively. In addition, for the year ended January 31, 2014, CDSCs paid to LMIS and its affiliates on Class C shares of Retirement 2025, Retirement 2035, Retirement 2040, Retirement 2050 and Retirement Fund were $63, $17, $40, $16 and $272, respectively.

For the year ended January 31, 2014, LMIS and its affiliates did not retain sales charges for Retirement 2040 and Retirement Fund. In addition, for the year ended January 31, 2014, there were no CDSCs paid to LMIS and its affiliates for Retirement 2015, Retirement 2020, Retirement 2030 and Retirement 2045.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$2,558,936	$2,094,379
Retirement 2020	2,776,161	2,173,389
Retirement 2025	2,533,966	2,503,492
Retirement 2030	2,405,008	2,144,029
Retirement 2035	2,601,691	1,948,484
Retirement 2040	2,709,032	2,446,906
Retirement 2045	1,464,550	944,510
Retirement 2050	2,035,471	1,206,413
Retirement Fund	4,867,564	2,662,800

Legg Mason Target Retirement Series 2014 Annual Report	125

Notes to financial statements (cont’d)

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$718,279	$(226,771)	$491,508
Retirement 2020	1,069,213	—	1,069,213
Retirement 2025	1,675,152	(175,576)	1,499,576
Retirement 2030	1,145,442	(6,579)	1,138,863
Retirement 2035	1,414,555	(136,070)	1,278,485
Retirement 2040	1,406,034	—	1,406,034
Retirement 2045	938,681	(119,434)	819,247
Retirement 2050	807,257	(9,222)	798,035
Retirement Fund	641,219	(127,629)	513,590

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at January 31, 2014.

ASSET DERIVATIVES[1]
Retirement 2015	Equity Risk
Purchased options[2]	$21,310

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments at value in the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Statements of Operations for the year ended January 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$(45,285)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from sale of unaffiliated Underlying Funds and investments in the Statements of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$17,133

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statements of Operations.

During the year ended January 31, 2014, the volume of derivative activity for the Funds was as follows:

Retirement 2015	Average Market Value
Purchased options	$14,451

During the year ended January 31, 2014, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

The following table presents by financial instrument, the Funds’ derivative assets net of the related collateral held by the Funds at January 31, 2014:

Retirement 2015	Gross Amount of Derivative Assets in the Statements of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$21,310	—	$21,310

126	Legg Mason Target Retirement Series 2014 Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments at value in the Statements of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Retirement 2015
Class A	$3,843	$6,117
Class C	23,275	10,102
Class FI	44	23
Class R	170	71
Class I	—	100
Total	$27,332	$16,413

Retirement 2020
Class A	$4,110	$6,984
Class C	25,579	10,333
Class FI	36	30
Class R	1,029	822
Class I	—	2,406
Total	$30,754	$20,575

Retirement 2025
Class A	$5,793	$10,049
Class C	36,938	17,792
Class FI	38	22
Class R	421	309
Class I	—	4,833
Total	$43,190	$33,005

Retirement 2030
Class A	$2,757	$3,396
Class C	21,749	9,438
Class FI	45	22
Class R	1,004	762
Class I	—	4,672
Total	$25,555	$18,290

Retirement 2035
Class A	$2,553	$4,173
Class C	24,129	10,227
Class FI	70	23
Class R	1,022	829
Class I	—	5,627
Total	$27,774	$20,879

Retirement 2040
Class A	$3,214	$5,517
Class C	19,424	7,894
Class FI	50	23
Class R	549	418
Class I	—	7,280
Total	$23,237	$21,132

Legg Mason Target Retirement Series 2014 Annual Report	127

Notes to financial statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees

Retirement 2045
Class A	$1,900	$3,150
Class C	10,243	3,645
Class FI	39	22
Class R	348	180
Class I	—	4,313
Total	$12,530	$11,310

Retirement 2050
Class A	$2,873	$4,000
Class C	12,430	4,506
Class FI	43	12
Class R	701	441
Class I	—	2,672
Total	$16,047	$11,631

Retirement Fund
Class A	$8,105	$12,441
Class C	19,750	6,993
Class FI	119	30
Class R	345	240
Class I	—	333
Total	$28,319	$20,037

For the year ended January 31, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Retirement 2015
Class A	$70,283
Class C	108,597
Class FI	773
Class R	1,538
Class I	3,366
Total	$184,557

Retirement 2020
Class A	$53,670
Class C	83,188
Class FI	438
Class R	6,698
Class I	22,693
Total	$166,687

Retirement 2025
Class A	$56,476
Class C	91,363
Class FI	320
Class R	1,993
Class I	33,519
Total	$183,671

128	Legg Mason Target Retirement Series 2014 Annual Report

Waivers/Expense Reimbursements

Retirement 2030
Class A	$36,249
Class C	74,714
Class FI	555
Class R	6,723
Class I	45,895
Total	$164,136

Retirement 2035
Class A	$32,478
Class C	77,252
Class FI	811
Class R	6,508
Class I	50,114
Total	$167,163

Retirement 2040
Class A	$39,636
Class C	60,509
Class FI	558
Class R	3,361
Class I	63,856
Total	$167,920

Retirement 2045
Class A	$38,238
Class C	51,318
Class FI	738
Class R	3,329
Class I	60,966
Total	$154,589

Retirement 2050
Class A	$53,824
Class C	59,683
Class FI	761
Class R	6,473
Class I	34,297
Total	$155,038

Retirement Fund
Class A	$94,276
Class C	60,138
Class FI	1,326
Class R	2,124
Class I	2,510
Total	$160,374

Legg Mason Target Retirement Series 2014 Annual Report	129

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

	Year Ended January 31, 2014	Year Ended January 31, 2013

Retirement 2015
Net Investment Income:
Class A	$31,416	$17,334
Class C	17,130	19,867
Class FI	287	259
Class R	655	287
Class I	1,191	5,753
Total	$50,679	$43,500

Retirement 2020
Net Investment Income:
Class A	$28,452	$18,505
Class C	20,756	26,085
Class FI	231	249
Class R	2,984	2,580
Class I	12,460	29,205
Total	$64,883	$76,624

Net Realized Gains:
Class A	$28,700	—
Class C	42,889	—
Class FI	240	—
Class R	3,331	—
Class I	12,124	—
Total	$87,284	—

Retirement 2025
Net Investment Income:
Class A	$39,620	$33,484
Class C	25,091	40,347
Class FI	234	249
Class R	1,141	1,050
Class I	26,980	24,870
Total	$93,066	$100,000

Net Realized Gains:
Class A	$49,861	$1,048
Class C	72,129	3,267
Class FI	312	64
Class R	1,793	145
Class I	29,902	988
Total	$153,997	$5,512

Retirement 2030
Net Investment Income:
Class A	$19,274	$15,040
Class C	16,530	25,187
Class FI	329	299
Class R	4,104	1,621
Class I	25,187	25,853
Total	$65,424	$68,000

130	Legg Mason Target Retirement Series 2014 Annual Report

	Year Ended January 31, 2014	Year Ended January 31, 2013

Net Realized Gains:
Class A	$32,058	—
Class C	60,157	—
Class FI	517	—
Class R	5,246	—
Class I	38,612	—
Total	$136,590	—

Retirement 2035
Net Investment Income:
Class A	$19,505	$12,821
Class C	21,246	27,656
Class FI	491	421
Class R	2,991	2,582
Class I	31,108	25,520
Total	$75,341	$69,000

Net Realized Gains:
Class A	$17,301	—
Class C	39,423	—
Class FI	457	—
Class R	3,260	—
Class I	26,753	—
Total	$87,194	—

Retirement 2040
Net Investment Income:
Class A	$20,739	$10,621
Class C	12,797	18,788
Class FI	331	251
Class R	3,112	292
Class I	40,625	27,048
Total	$77,604	$57,000

Net Realized Gains:
Class A	$23,521	—
Class C	30,845	—
Class FI	331	—
Class R	1,873	—
Class I	34,043	—
Total	$90,613	—

Retirement 2045
Net Investment Income:
Class A	$13,234	$9,011
Class C	6,489	6,671
Class FI	237	200
Class R	1,452	255
Class I	24,001	16,363
Total	$45,413	$32,500

Net Realized Gains:
Class A	$4,697	—
Class C	6,824	—
Class FI	97	—
Class R	387	—
Class I	7,809	—
Total	$19,814	—

Legg Mason Target Retirement Series 2014 Annual Report	131

Notes to financial statements (cont’d)

	Year Ended January 31, 2014	Year Ended January 31, 2013

Retirement 2050
Net Investment Income:
Class A	$19,259	$11,522
Class C	7,718	8,180
Class FI	260	216
Class R	3,969	462
Class I	16,663	7,620
Total	$47,869	$28,000

Retirement Fund
Net Investment Income:
Class A	$72,519	$37,661
Class C	17,967	24,285
Class FI	986	1,012
Class R	1,650	318
Class I	1,491	3,496
Total	$94,613	$66,772

Net Realized Gains:
Class A	$14,389	$1,305
Class C	5,806	2,617
Class FI	186	102
Class R	307	154
Class I	347	82
Total	$21,035	$4,260

7. Shares of beneficial interest

At January 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Retirement 2015
Class A
Shares sold	135,629	$1,674,284	64,986	$740,650
Shares issued on reinvestment	2,507	31,416	1,495	17,334
Shares repurchased	(72,041)	(887,821)	(39,735)	(455,721)
Net increase	66,095	$817,879	26,746	$302,263

Class C
Shares sold	55,828	$681,770	107,103	$1,218,552
Shares issued on reinvestment	1,368	17,118	1,708	19,808
Shares repurchased	(94,721)	(1,147,904)	(208,339)	(2,363,971)
Net decrease	(37,525)	$(449,016)	(99,528)	$(1,125,611)

Class FI
Shares sold	2	$30	—	—
Shares issued on reinvestment	23	287	22	$259
Shares repurchased	—	—	(4,793)	(55,000)
Net increase (decrease)	25	$317	(4,771)	$(54,741)

132	Legg Mason Target Retirement Series 2014 Annual Report

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Retirement 2015 continued
Class R
Shares sold	2,344	$28,998	245	$2,817
Shares issued on reinvestment	22	273	22	250
Shares repurchased	—	—	(7,424)	(86,297)
Net increase (decrease)	2,366	$29,271	(7,157)	$(83,230)

Class I
Shares sold	5,726	$69,591	89,741	$1,036,106
Shares issued on reinvestment	3	37	—	—
Shares repurchased	(8,359)	(100,189)	(90,294)	(1,027,472)
Net increase (decrease)	(2,630)	$(30,561)	(553)	$8,634

Retirement 2020
Class A
Shares sold	113,945	$1,524,051	80,956	$987,655
Shares issued on reinvestment	4,249	57,152	1,488	18,505
Shares repurchased	(67,451)	(902,871)	(31,508)	(382,332)
Net increase	50,743	$678,332	50,936	$623,828

Class C
Shares sold	85,776	$1,132,178	96,218	$1,163,748
Shares issued on reinvestment	4,591	61,397	2,005	24,938
Shares repurchased	(87,553)	(1,158,078)	(122,147)	(1,475,602)
Net increase (decrease)	2,814	$35,497	(23,924)	$(286,916)

Class FI
Shares issued on reinvestment	34	$471	21	$249
Shares repurchased	—	—	(4,625)	(55,000)
Net increase (decrease)	34	$471	(4,604)	$(54,751)

Class R
Shares sold	11,580	$150,928	8,116	$98,123
Shares issued on reinvestment	259	3,457	196	2,435
Shares repurchased	(7,011)	(96,667)	(7,226)	(87,361)
Net increase	4,828	$57,718	1,086	$13,197

Class I
Shares sold	12,234	$162,419	25,044	$305,992
Shares issued on reinvestment	144	1,933	90	1,128
Shares repurchased	(27,800)	(360,000)	(89,441)	(1,102,616)
Net decrease	(15,422)	$(195,648)	(64,307)	$(795,496)

Retirement 2025
Class A
Shares sold	101,339	$1,347,350	97,601	$1,177,266
Shares issued on reinvestment	6,625	89,481	2,815	34,532
Shares repurchased	(62,299)	(818,534)	(10,965)	(129,492)
Net increase	45,665	$618,297	89,451	$1,082,306

Class C
Shares sold	77,293	$1,021,209	122,016	$1,451,020
Shares issued on reinvestment	6,741	90,260	3,388	41,472
Shares repurchased	(131,745)	(1,737,684)	(131,155)	(1,563,723)
Net decrease	(47,711)	$(626,215)	(5,751)	$(71,231)

Legg Mason Target Retirement Series 2014 Annual Report	133

Notes to financial statements (cont’d)

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Retirement 2025 continued
Class FI
Shares issued on reinvestment	40	$546	26	$313
Shares repurchased	—	—	(5,133)	(60,000)
Net increase (decrease)	40	$546	(5,107)	$(59,687)

Class R
Shares sold	1,168	$15,523	944	$11,476
Shares issued on reinvestment	54	724	33	409
Shares repurchased	(196)	(2,644)	(9,192)	(107,327)
Net increase (decrease)	1,026	$13,603	(8,215)	$(95,442)

Class I
Shares sold	23,593	$314,789	19,568	$234,987
Shares issued on reinvestment	49	654	10	119
Shares repurchased	(24,295)	(328,394)	(15,947)	(189,863)
Net increase (decrease)	(653)	$(12,951)	3,631	$45,243

Retirement 2030
Class A
Shares sold	67,658	$894,446	60,773	$713,350
Shares issued on reinvestment	3,892	51,320	1,252	15,029
Shares repurchased	(21,935)	(288,467)	(44,456)	(528,671)
Net increase	49,615	$657,299	17,569	$199,708

Class C
Shares sold	71,876	$928,984	123,169	$1,459,964
Shares issued on reinvestment	5,564	72,549	2,028	24,350
Shares repurchased	(116,067)	(1,513,848)	(174,551)	(2,065,414)
Net decrease	(38,627)	$(512,315)	(49,354)	$(581,100)

Class FI
Shares sold	220	$3,000	—	—
Shares issued on reinvestment	65	846	25	$299
Shares repurchased	—	—	(3,104)	(35,000)
Net increase (decrease)	285	$3,846	(3,079)	$(34,701)

Class R
Shares sold	16,365	$209,252	3,245	$38,392
Shares issued on reinvestment	276	3,645	82	978
Shares repurchased	(889)	(11,864)	(9,221)	(108,989)
Net increase (decrease)	15,752	$201,033	(5,894)	$(69,619)

Class I
Shares sold	30,009	$390,574	20,796	$245,641
Shares issued on reinvestment	6	85	—	—
Shares repurchased	(35,700)	(468,625)	(28,930)	(327,997)
Net decrease	(5,685)	$(77,966)	(8,134)	$(82,356)

Retirement 2035
Class A
Shares sold	55,511	$736,368	36,644	$421,522
Shares issued on reinvestment	2,722	36,806	1,087	12,821
Shares repurchased	(23,410)	(305,163)	(17,993)	(205,965)
Net increase	34,823	$468,011	19,738	$228,378

134	Legg Mason Target Retirement Series 2014 Annual Report

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Retirement 2035 continued
Class C
Shares sold	82,664	$1,077,048	124,111	$1,423,537
Shares issued on reinvestment	4,478	59,693	2,341	27,628
Shares repurchased	(96,559)	(1,259,961)	(119,894)	(1,393,928)
Net increase (decrease)	(9,417)	$(123,220)	6,558	$57,237

Class FI
Shares sold	219	$2,878	1,599	$17,465
Shares issued on reinvestment	70	948	36	421
Shares repurchased	(12)	(158)	(4,760)	(53,476)
Net increase (decrease)	277	$3,668	(3,125)	$(35,590)

Class R
Shares sold	3,753	$49,476	10,308	$119,711
Shares issued on reinvestment	41	557	20	243
Shares repurchased	(1,683)	(22,177)	(8,120)	(90,084)
Net increase	2,111	$27,856	2,208	$29,870

Class I
Shares sold	47,746	$627,639	22,516	$259,978
Shares issued on reinvestment	30	410	—	—
Shares repurchased	(30,072)	(393,719)	(25,686)	(295,794)
Net increase (decrease)	17,704	$234,330	(3,170)	$(35,816)

Retirement 2040
Class A
Shares sold	113,184	$1,522,226	45,134	$523,550
Shares issued on reinvestment	3,084	43,233	889	10,621
Shares repurchased	(62,582)	(856,905)	(15,318)	(181,352)
Net increase	53,686	$708,554	30,705	$352,819

Class C
Shares sold	65,806	$878,988	86,034	$1,004,341
Shares issued on reinvestment	3,035	41,995	1,570	18,770
Shares repurchased	(134,220)	(1,785,282)	(104,539)	(1,225,478)
Net decrease	(65,379)	$(864,299)	(16,935)	$(202,367)

Class FI
Shares sold	211	$2,842	—	—
Shares issued on reinvestment	46	662	21	$251
Shares repurchased	—	—	(2,194)	(25,000)
Net increase (decrease)	257	$3,504	(2,173)	$(24,749)

Class R
Shares sold	16,508	$223,270	489	$5,726
Shares issued on reinvestment	81	1,138	24	292
Shares repurchased	(14)	(204)	(8,597)	(97,977)
Net increase (decrease)	16,575	$224,204	(8,084)	$(91,959)

Class I
Shares sold	43,643	$594,143	60,955	$727,293
Shares issued on reinvestment	41	571	—	—
Shares repurchased	(31,446)	(433,857)	(39,932)	(465,855)
Net increase	12,238	$160,857	21,023	$261,438

Legg Mason Target Retirement Series 2014 Annual Report	135

Notes to financial statements (cont’d)

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Retirement 2045
Class A
Shares sold	35,080	$480,653	34,182	$394,575
Shares issued on reinvestment	1,262	17,931	758	9,011
Shares repurchased	(15,752)	(210,334)	(17,964)	(212,933)
Net increase	20,590	$288,250	16,976	$190,653

Class C
Shares sold	40,201	$535,920	49,216	$565,046
Shares issued on reinvestment	941	13,072	560	6,663
Shares repurchased	(53,838)	(731,993)	(71,126)	(822,628)
Net decrease	(12,696)	$(183,001)	(21,350)	$(250,919)

Class FI
Shares issued on reinvestment	23	$334	17	$200
Shares repurchased	—	—	(19,900)	(225,000)
Net increase (decrease)	23	$334	(19,883)	$(224,800)

Class R
Shares sold	8,318	$114,084	165	$1,890
Shares issued on reinvestment	91	1,315	22	255
Shares repurchased	(1,966)	(26,798)	(8,903)	(103,108)
Net increase (decrease)	6,443	$88,601	(8,716)	$(100,963)

Class I
Shares sold	36,446	$494,794	29,581	$345,465
Shares issued on reinvestment	97	1,375	58	683
Shares repurchased	(18,087)	(253,469)	(17,973)	(216,997)
Net increase	18,456	$242,700	11,666	$129,151

Retirement 2050
Class A
Shares sold	43,915	$602,197	33,670	$390,748
Shares issued on reinvestment	1,320	19,259	964	11,522
Shares repurchased	(14,643)	(205,645)	(18,944)	(223,449)
Net increase	30,592	$415,811	15,690	$178,821

Class C
Shares sold	62,787	$855,488	53,670	$625,399
Shares issued on reinvestment	484	7,074	678	8,108
Shares repurchased	(84,749)	(1,150,749)	(64,761)	(742,222)
Net decrease	(21,478)	$(288,187)	(10,413)	$(108,715)

Class FI
Shares issued on reinvestment	19	$260	18	$216
Shares repurchased	—	—	(5,690)	(65,000)
Net increase (decrease)	19	$260	(5,672)	$(64,784)

Class R
Shares sold	18,045	$246,464	1,219	$14,085
Shares issued on reinvestment	47	689	26	310
Shares repurchased	(48)	(666)	(9,592)	(114,594)
Net increase (decrease)	18,044	$246,487	(8,347)	$(100,199)

136	Legg Mason Target Retirement Series 2014 Annual Report

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Retirement 2050 continued
Class I
Shares sold	44,061	$607,370	23,393	$275,687
Shares issued on reinvestment	1	21	—	—
Shares repurchased	(17,543)	(239,746)	(9,543)	(109,390)
Net increase	26,519	$367,645	13,850	$166,297

Retirement Fund
Class A
Shares sold	244,567	$3,312,457	139,697	$1,819,689
Shares issued on reinvestment	5,844	80,242	2,749	36,308
Shares repurchased	(98,522)	(1,345,762)	(52,854)	(683,471)
Net increase	151,889	$2,046,937	89,592	$1,172,526

Class C
Shares sold	88,465	$1,211,440	147,040	$1,903,220
Shares issued on reinvestment	1,708	23,464	1,948	25,750
Shares repurchased	(95,503)	(1,303,282)	(108,787)	(1,410,953)
Net increase (decrease)	(5,330)	$(68,378)	40,201	$518,017

Class FI
Shares sold	2,428	$33,296	317	$4,137
Shares issued on reinvestment	85	1,172	85	1,114
Shares repurchased	(1,891)	(25,646)	(2,726)	(35,002)
Net increase (decrease)	622	$8,822	(2,324)	$(29,751)

Class R
Shares sold	5,297	$74,385	—	—
Shares issued on reinvestment	142	1,957	36	$472
Shares repurchased	—	—	(7,665)	(100,001)
Net increase (decrease)	5,439	$76,342	(7,629)	$(99,529)

Class I
Shares sold	7,997	$109,682	8,058	$104,514
Shares issued on reinvestment	20	271	136	1,784
Shares repurchased	(6,540)	(89,776)	(15,004)	(195,534)
Net increase (decrease)	1,477	$20,177	(6,810)	$(89,236)

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2014. The following transactions were effected in shares of such Underlying Funds for the year ended January 31, 2014.

Legg Mason Target Retirement Series 2014 Annual Report	137

Notes to financial statements (cont’d)

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2015		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$109,216	$56,450	315	$67,766	419	—	$1,000	—	$127,109	$5,134
ClearBridge Appreciation Fund	108,699	62,094	3,358	54,219	3,151	$1,705	5,089	—	127,072	2,881
ClearBridge International Value Fund	233,977	169,160	16,500	141,558	14,706	4,011	—	—	286,877	8,442
Legg Mason Batterymarch Emerging Markets Trust	96,191	82,332	4,208	47,386	2,361	2,232	—	—	113,116	(1,886)
Legg Mason Batterymarch International Equity Trust	233,905	171,233	12,295	134,412	10,167	3,433	—	—	287,352	5,588
Legg Mason Batterymarch U.S. Large Cap Equity Fund	108,744	58,559	4,051	56,394	4,229	1,146	3,013	—	126,867	3,606
Legg Mason BW Diversified Large Cap Value Fund	108,887	64,851	3,569	58,331	3,345	1,675	6,026	—	126,753	1,269
Legg Mason BW Global Opportunities Bond Fund	518,776	345,495	30,997	267,157	23,302	8,200	5,364	$4,487	554,758	(4,863)
Legg Mason Strategic Real Return Fund	188,703	111,319	7,830	73,648	5,146	—	6,269	—	217,577	(1,448)
Royce Value Fund	114,448	92,047	7,186	77,777	6,454	509	9,537	—	134,897	4,023
Western Asset Core Bond Fund	924,091	669,457	55,732	560,049	45,683	26,806	—	—	1,022,877	(13,549)
Western Asset High Yield Fund	83,302	60,368	6,650	35,023	3,834	5,968	—	—	108,571	(323)
	$2,828,939	$1,943,365		$1,573,720		$55,685	$36,298	$4,487	$3,233,826	$8,874

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2020		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$158,835	$74,479	426	$92,528	558	—	$1,379	—	$188,421	$5,372
Clearbridge Appreciation Fund	158,517	75,407	4,101	63,551	3,632	$2,465	7,042	—	188,419	3,049
Clearbridge International Value Fund	322,364	203,494	20,208	170,499	17,173	5,244	—	—	401,490	4,101
Legg Mason Batterymarch Emerging Markets Trust	129,134	102,893	5,298	55,924	2,735	2,993	—	—	153,348	(2,924)
Legg Mason Batterymarch International Equity Trust	322,574	213,004	15,553	165,573	12,207	4,704	—	—	402,180	2,127
Legg Mason Batterymarch U.S. Large Cap Equity Fund	158,594	68,991	4,844	65,856	4,896	1,597	4,194	—	188,154	3,944
Legg Mason BW Diversified Large Cap Value Fund	158,468	79,454	4,414	68,775	3,900	2,317	8,337	—	187,879	1,524
Legg Mason BW Global Opportunities Bond Fund	635,814	374,674	33,447	271,655	23,681	10,201	6,706	$5,746	683,498	(1,586)
Legg Mason Strategic Real Return Fund	234,471	118,760	8,418	67,232	4,682	—	7,410	—	275,852	(832)
Royce Value Fund	142,358	90,944	7,163	76,140	6,084	617	11,527	—	169,950	2,160
Western Asset Core Bond Fund	939,703	577,569	47,993	446,249	36,519	28,169	—	—	1,055,226	(7,548)
Western Asset High Yield Fund	44,537	33,496	3,705	7,744	839	3,596	—	—	70,423	(144)
	$3,405,369	$2,013,165		$1,551,726		$61,903	$46,595	$5,746	$3,964,840	$9,243

138	Legg Mason Target Retirement Series 2014 Annual Report

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2025		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$301,184	$46,772	272	$108,783	723	—	$2,422	—	$317,668	$16,817
ClearBridge Appreciation Fund	299,687	76,184	4,162	89,475	5,355	$4,422	12,262	—	317,638	7,825
ClearBridge International Value Fund	537,267	204,837	20,565	197,950	20,921	8,087	—	—	609,207	13,150
Legg Mason Batterymarch Emerging Markets Trust	180,761	96,099	4,959	46,384	2,174	3,849	—	—	200,282	(3,684)
Legg Mason Batterymarch International Equity Trust	537,964	216,979	15,913	193,079	14,546	7,379	—	—	610,265	5,721
Legg Mason Batterymarch U.S. Large Cap Equity Fund	299,503	57,760	4,111	84,908	6,750	2,774	7,286	—	317,182	10,292
Legg Mason BW Diversified Large Cap Value Fund	298,713	95,004	5,331	110,037	6,430	4,056	14,598	—	316,671	4,563
Legg Mason BW Global Opportunities Bond Fund	962,160	371,910	33,180	339,262	29,334	14,529	9,402	$7,986	917,333	(4,270)
Legg Mason Strategic Real Return Fund	363,515	95,553	6,759	57,813	3,991	—	10,653	—	386,007	(1,413)
Royce Value Fund	219,955	60,355	4,849	61,038	5,132	882	16,473	—	237,566	3,563
Western Asset Core Bond Fund	995,045	444,977	36,973	397,008	32,222	27,977	—	—	1,028,582	(10,008)
Western Asset Emerging Markets Debt Fund	71,745	30,359	5,651	35,777	6,739	4,659	—	—	56,212	(1,477)
Western Asset High Yield Fund	29,020	10,755	1,193	7,068	782	2,155	—	—	32,635	32
	$5,096,519	$1,807,544		$1,728,582		$80,769	$73,096	$7,986	$5,347,248	$41,111

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2030		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$220,614	$101,645	591	$137,017	848	—	$1,895	—	$247,218	$12,383
Clearbridge Appreciation Fund	220,337	79,657	4,364	80,087	4,505	$3,364	9,644	—	247,195	2,313
Clearbridge International Value Fund	342,843	204,753	20,239	188,306	18,712	5,453	—	—	408,165	5,594
Legg Mason Batterymarch Emerging Markets Trust	85,960	54,702	2,823	27,898	1,309	1,902	—	—	98,634	(2,398)
Legg Mason Batterymarch International Equity Trust	344,822	192,488	14,092	162,794	11,986	4,938	—	—	408,817	2,506
Legg Mason Batterymarch U.S. Large Cap Equity Fund	221,449	83,140	5,879	95,412	7,005	2,175	5,714	—	246,891	4,888
Legg Mason BW Diversified Large Cap Value Fund	219,999	100,926	5,626	100,607	5,702	3,170	11,406	—	246,516	2,494
Legg Mason BW Global Opportunities Bond Fund	549,140	376,911	33,923	265,978	22,741	10,226	5,822	$3,704	619,720	(9,520)
Royce Value Fund, Institutional Class Shares	136,429	71,463	5,670	67,584	5,408	585	10,929	—	152,975	2,316
Western Asset Core Bond Fund	461,591	293,049	24,394	237,281	19,343	13,749	—	—	511,304	(5,681)
Western Asset Emerging Markets Debt Fund	129,674	71,756	13,292	54,770	9,965	8,656	—	—	128,231	(2,870)
Western Asset High Yield Fund	28,602	15,366	1,699	13,226	1,459	2,166	—	—	30,662	(26)
	$2,961,460	$1,645,856		$1,430,960		$56,384	$45,410	$3,704	$3,346,328	$11,999

Legg Mason Target Retirement Series 2014 Annual Report	139

Notes to financial statements (cont’d)

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2035		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$287,384	$136,575	799	$168,101	1,027	—	$2,625	—	$342,992	$11,699
ClearBridge Appreciation Fund	286,500	124,977	6,877	106,006	5,900	$4,756	13,371	—	342,966	1,094
ClearBridge International Value Fund	371,097	230,224	22,913	173,767	17,450	6,373	—	—	483,987	3,733
Legg Mason Batterymarch Emerging Markets Trust	59,040	36,900	1,884	13,641	640	1,450	—	—	71,393	(1,441)
Legg Mason Batterymarch International Equity Trust	372,107	233,023	17,020	158,485	11,707	5,773	—	—	484,803	915
Legg Mason Batterymarch U.S. Large Cap Equity Fund	286,144	111,487	7,918	108,929	7,810	3,016	7,921	—	342,506	2,671
Legg Mason BW Diversified Large Cap Value Fund	285,778	147,142	8,258	126,898	7,159	4,413	15,879	—	341,927	1,602
Legg Mason BW Global Opportunities Bond Fund	226,772	221,770	20,172	80,475	6,843	3,687	2,525	$2,146	349,121	(3,063)
Royce Value Fund	142,470	69,483	5,597	51,760	4,213	649	12,134	—	173,995	1,840
Western Asset Core Bond Fund	309,129	224,172	18,633	145,845	11,850	9,372	—	—	383,231	(4,645)
Western Asset Emerging Markets Debt Fund	219,252	152,471	28,057	85,233	14,753	14,671	—	—	255,438	(6,633)
Western Asset High Yield Fund	80,441	34,542	3,778	39,875	4,391	5,742	—	—	74,505	(75)
	$2,926,114	$1,722,766		$1,259,015		$59,902	$54,455	$2,146	$3,646,864	$7,697

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2040		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$374,789	$179,424	1,049	$228,558	1,396	—	$3,424	$437,635	$14,243
ClearBridge Appreciation Fund	373,139	165,468	9,116	148,761	8,333	$5,871	17,297	437,598	2,439
ClearBridge International Value Fund	387,635	252,696	24,896	203,782	20,275	6,596	—	493,538	2,218
Legg Mason Batterymarch Emerging Markets Trust	57,148	35,887	1,830	28,840	1,440	1,337	—	54,537	(2,340)
Legg Mason Batterymarch International Equity Trust	389,667	271,575	19,705	206,382	15,064	5,725	—	494,419	(182)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	374,753	162,621	11,598	168,517	12,224	3,921	10,300	437,042	3,983
Legg Mason BW Diversified Large Cap Value Fund	373,269	184,654	10,388	166,501	9,521	5,698	20,506	436,313	3,499
Royce Value Fund	147,537	72,878	5,783	59,408	4,809	667	12,461	174,275	1,992
Western Asset Core Bond Fund	145,244	91,466	7,621	96,365	7,910	4,716	—	138,349	(1,866)
Western Asset Emerging Markets Debt Fund	233,956	185,521	34,315	165,642	29,333	16,121	—	226,219	(12,842)
	$2,857,137	$1,602,190		$1,472,756		$50,652	$63,988	$3,329,925	$11,144

140	Legg Mason Target Retirement Series 2014 Annual Report

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2045		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$191,457	$98,239	566	$99,453	578	—	$1,940	$256,255	$3,547
ClearBridge Appreciation Fund	190,653	100,976	5,554	62,042	3,392	$3,407	9,869	256,283	(242)
ClearBridge International Value Fund	182,155	119,509	11,926	89,222	8,755	3,459	—	242,984	1,478
Legg Mason Batterymarch Emerging Markets Trust	68,242	57,203	2,921	20,194	955	1,804	—	91,983	(1,894)
Legg Mason Batterymarch International Equity Trust	182,524	108,389	7,951	68,668	4,955	3,039	—	243,401	(568)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	190,496	95,467	6,779	69,047	4,848	2,224	5,843	255,910	253
Legg Mason BW Diversified Large Cap Value Fund	190,404	116,288	6,521	76,535	4,260	3,248	11,689	255,550	65
Royce Value Fund	115,407	69,498	5,556	42,883	3,396	569	10,629	154,258	517
Western Asset Core Bond Fund	75,833	53,125	4,407	25,328	2,052	2,674	—	102,303	(728)
Western Asset Emerging Markets Debt Fund	81,477	70,554	12,965	27,561	4,706	6,204	—	111,598	(2,361)
	$1,468,648	$889,248		$580,933		$26,628	$39,970	$1,970,525	$67

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement 2050		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$203,157	$134,628	780	$115,185	685	—	$2,078	$293,225	$2,914
ClearBridge Appreciation Fund	202,663	159,511	8,727	96,567	5,312	$3,886	10,575	293,145	(467)
ClearBridge International Value Fund	193,433	158,251	15,646	106,300	10,476	3,701	—	277,988	1,300
Legg Mason Batterymarch Emerging Markets Trust	72,439	74,422	3,821	27,623	1,307	2,022	—	105,275	(2,123)
Legg Mason Batterymarch International Equity Trust	194,052	167,848	12,191	104,871	7,636	3,398	—	278,427	29
Legg Mason Batterymarch U.S. Large Cap Equity Fund	202,442	137,444	9,712	88,058	6,276	2,383	6,260	292,726	242
Legg Mason BW Diversified Large Cap Value Fund	202,345	148,905	8,334	85,146	4,785	3,481	12,525	292,339	(146)
Royce Value Fund	122,735	97,111	7,700	55,689	4,438	619	11,543	176,434	611
Western Asset Core Bond Fund	80,630	67,447	5,611	29,807	2,412	2,847	—	117,116	(807)
Western Asset Emerging Markets Debt Fund	86,896	89,205	16,517	35,148	5,987	6,705	—	127,685	(2,747)
	$1,560,792	$1,234,772		$744,394		$29,042	$42,981	$2,254,360	$(1,194)

Legg Mason Target Retirement Series 2014 Annual Report	141

Notes to financial statements (cont’d)

	Affiliate Value at 1/31/13	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Return of Capital	Affiliate Value at 1/31/14	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Retirement Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund	$48,144	$54,856	317	$39,310	235	—	$606	—	$81,220	$1,990
ClearBridge Appreciation Fund	47,613	58,301	3,177	30,881	1,707	$1,102	3,099	—	81,257	719
ClearBridge International Value Fund	151,807	217,802	21,734	129,048	12,937	3,602	—	—	270,624	5,152
Legg Mason Batterymarch Emerging Markets Trust	73,990	117,486	6,135	50,415	2,507	2,336	—	—	126,510	(1,315)
Legg Mason Batterymarch International Equity Trust	152,504	219,258	16,030	119,864	8,812	3,058	—	—	271,022	3,236
Legg Mason Batterymarch U.S. Large Cap Equity Fund	48,074	59,536	4,201	36,379	2,611	699	1,837	—	81,137	1,221
Legg Mason BW Diversified Large Cap Value Fund	47,770	61,091	3,396	33,741	1,898	1,020	3,671	—	80,976	759
Legg Mason BW Global Opportunities Bond Fund	558,904	655,533	58,753	334,868	29,069	11,379	6,070	$6,031	826,580	(6,664)
Legg Mason Strategic Real Return Fund	196,261	234,358	16,587	112,777	7,868	—	8,758	—	307,962	(1,677)
Royce Value Fund	115,325	172,652	13,575	103,285	8,201	719	13,433	—	195,407	2,315
Western Asset Core Bond Fund	1,561,097	1,824,122	152,314	1,047,265	85,611	60,322	—	—	2,324,694	(24,365)
Western Asset High Yield Fund	258,980	304,554	33,616	157,336	17,221	23,354	—	—	407,036	(1,036)
	$3,260,469	$3,979,549		$2,195,169		$107,591	$37,474	$6,031	$5,054,425	$(19,665)

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2014 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025

Distributions Paid From:
Ordinary income	$50,679	$84,222	$143,197
Net long-term capital gains	—	67,945	103,866
Total distributions paid	$50,679	$152,167	$247,063

	Retirement 2030	Retirement 2035	Retirement 2040

Distributions Paid From:
Ordinary income	$95,853	$96,676	$113,742
Net long-term capital gains	106,161	65,859	54,475
Total distributions paid	$202,014	$162,535	$168,217

	Retirement 2045	Retirement 2050	Retirement Fund

Distributions Paid From:
Ordinary income	$49,963	$47,869	$108,092
Net long-term capital gains	15,264	—	7,556
Total distributions paid	$65,227	$47,869	$115,648

The tax character of distributions paid during the fiscal year ended January 31, 2013 was as follows:

	Retirement 2015	Retirement 2020	Retirement 2025

Distributions Paid From:
Ordinary income	$43,500	$76,624	$100,000
Net long-term capital gains	—	—	5,512
Total distributions paid	$43,500	$76,624	$105,512

	Retirement 2030	Retirement 2035	Retirement 2040

Distributions Paid From:
Ordinary income	$68,000	$69,000	$57,000

142	Legg Mason Target Retirement Series 2014 Annual Report

	Retirement 2045	Retirement 2050	Retirement Fund

Distributions Paid From:
Ordinary income	$32,500	$28,000	$66,774
Net long-term capital gains	—	—	4,258
Total distributions paid	$32,500	$28,000	$71,032

As of January 31, 2014, the components of accumulated earnings on a tax basis were as follows:

	Retirement 2015		Retirement 2020		Retirement 2025
Undistributed ordinary income — net	$1,655		$5,940		$5,998
Undistributed long-term capital gains — net	—		31,149		61,322
Total undistributed earnings	$1,655		$37,089		$67,320
Deferred capital losses	(37,707)	*	—		—
Other book/tax temporary differences	1,308	(a)	(3,478)	(a)	(5,283)	(a)
Unrealized appreciation (depreciation)	491,508	(c)	1,069,213	(c)	1,499,576	(c)
Total accumulated earnings (losses) — net	$456,764		$1,102,824		$1,561,613

	Retirement 2030		Retirement 2035		Retirement 2040
Undistributed ordinary income — net	$9,959		$4,774		$3,072
Undistributed long-term capital gains — net	39,978		45,492		51,785
Total undistributed earnings	$49,937		$50,266		$54,857
Other book/tax temporary differences	(3,345)	(a)	(4,845)	(a)	(6,027)	(b)
Unrealized appreciation (depreciation)	1,138,863	(c)	1,278,485	(c)	1,406,034	(c)
Total accumulated earnings (losses) — net	$1,185,455		$1,323,906		$1,454,864

	Retirement 2045		Retirement 2050		Retirement Fund
Undistributed ordinary income — net	$5,774		—		$18,141
Undistributed long-term capital gains — net	30,588		$5,223		19,402
Total undistributed earnings	$36,362		$5,223		$37,543
Other book/tax temporary differences	(3,346)	(a)	(3,942)	(b)	(3,961)	(a)
Unrealized appreciation (depreciation)	819,247	(c)	798,035	(c)	513,590	(c)
Total accumulated earnings (losses) — net	$852,263		$799,316		$547,172

During the current year ended January 31, 2014, Retirement 2050 and Retirement Fund utilized all of their respective capital loss carryforward and deferred capital losses available from prior years.

*	These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Recent accounting pronouncement

The Funds have adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statements of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Legg Mason Target Retirement Series 2014 Annual Report	143

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund (collectively, the “Funds”), each a series of Legg Mason Partners Equity Trust, including the schedules of investments, as of January 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian, the investee funds’ transfer agents and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund as of January 31, 2014, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 18, 2014

144	Legg Mason Target Retirement Series 2014 Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement between the Trust, on behalf of each of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund (each, a “Fund” and collectively, the “Funds”), and Legg Mason Partners Fund Advisor, LLC (the “Manager”) pursuant to which the Manager provides the Fund with investment advisory and administrative services, the sub-advisory agreement between the Manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) pursuant to which LMGAA provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement between the Manager and Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) pursuant to which Western Asset provides day-to-day management of the Fund’s assets allocated to the Fund’s Event Risk Management strategy and of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Funds were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Funds’ distributor, as well as the management, sub-advisory and distribution arrangements for each Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, as to each Fund, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Funds under the Management Agreement and Sub-Advisory Agreements

As to each Fund, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of each Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ compliance programs. The Board reviewed information received from the Manager and the Funds’ Chief Compliance Officer regarding each Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of each Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Legg Mason Target Retirement Series	145

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Fund Performance

As to each Fund, the Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target today funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. As to each Fund, the Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Funds in comparison to similar mutual funds and benchmark performance indices. The information comparing each Fund’s performance to that of its Performance Universe was for the one- and three-year periods ended June 30, 2013. Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2035 and Legg Mason Target Retirement 2050 performed below the median performance of the funds in the respective Performance Universe for each period. Legg Mason Target Retirement 2020 performed better than the median performance of the funds in the Performance Universe for the one-year period and performed at the median performance of the funds in the Performance Universe for the three-year period. Legg Mason Target Retirement 2030 and Legg Mason Target Retirement 2045 performed better than the median performance of the funds in the respective Performance Universe for the one-year period, but performed below the median performance of the funds in the respective Performance Universe for the three-year period. Legg Mason Target Retirement 2040 and Legg Mason Target Retirement Fund performed better than the median performance of the funds in the respective Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2013, which showed that the performance of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045 and Legg Mason Target Retirement 2050 was below the Lipper category average and that the performance of Legg Mason Target Retirement 2020 and Legg Mason Target Retirement Fund was better than the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Funds’ portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Funds’ portfolio managers and improve Fund performance. Based on its review, as to each Fund, the Board generally was satisfied with management’s efforts to improve performance going forward. The Board determined to continue to evaluate the Funds’ performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

As to each Fund, the Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that each Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board also noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s fee waiver and/or expense reimbursement arrangement in effect for the Fund, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (the “Actual Management Fee”).

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management reviewed with the Board the scope of services provided to the Fund by the Manager, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of retail level load actively and passively managed affiliated mixed-asset target funds of funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target today funds of funds selected by Lipper as comparable to the particular Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail level load actively and passively managed affiliated mixed-asset target funds of funds with the same target date as the particular Fund or, for Legg Mason Target Retirement Fund, mixed-asset target today funds of funds (the “Expense Universe”). This information showed that each Fund’s Contractual Management Fee and Actual Management Fee were lower than the median of management fees paid by the funds in the Fund’s Expense Group and that each Fund’s Actual Management Fee was lower

146	Legg Mason Target Retirement Series

than the average management fee paid by the funds in the Fund’s Expense Universe. This information also showed that the total expense ratio (including underlying fund expenses) of each Fund was higher than the median of the total expense ratios of the funds in the respective Fund’s Expense Group and higher than the average total expense ratio of the funds in the respective Fund’s Expense Universe. The Trustees noted that each Fund’s total expense ratio was impacted by transfer agent costs that were higher than the average transfer agent costs of the funds in the Expense Group and the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Funds. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. As to each Fund, the Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

As to each Fund, the Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that, as to each Fund, the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements. In addition, the Board determined that, as to each Fund, the fees charged by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, with respect to the Fund were for services provided in addition to, and were not duplicative of, services provided under the advisory contracts of the underlying funds in which the Fund invested.

Other Benefits to the Manager

As to each Fund, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Funds and the Manager’s ongoing commitment to each Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

As to each Fund, based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements for each Fund.

Legg Mason Target Retirement Series	147

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Retirement Series (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†:
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Avatar International Inc. (business development) (since 1998)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

148	Legg Mason Target Retirement Series

Independent Trustees cont’d
Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998; since 2000 and since 2013
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (35 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009); formerly, Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (1984 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Legg Mason Target Retirement Series	149

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 168 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President — Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009)
Number of funds in fund complex overseen by Trustee	156
Other board memberships held by Trustee during past five years	None
Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

150	Legg Mason Target Retirement Series

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Albert Laskaj Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1977
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2010
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2013); Vice President of Legg Mason & Co. (2008 to 2013); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Legg Mason Target Retirement Series	151

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2013, Mr. Fuller was appointed to the position of President and Chief Executive Officer. Prior to this date, R. Jay Gerken served as Chairman, President and Chief Executive Officer. Mr. Gerken retired effective May 31, 2013. Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

152	Legg Mason Target Retirement Series

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2014:

	Retirement 2015			Retirement 2020
Record date:	6/17/2013	12/27/2013		6/17/2013	12/10/2013	12/27/2013
Payable date:	6/18/2013	12/30/2013		6/18/2013	12/11/2013	12/30/2013
Ordinary income:
Qualified dividend income for individuals	100.00%	75.40%		62.05%	62.20%	62.20%
Ordinary income:
Dividends qualifying for the dividends
received deduction for corporations	32.15%	29.61%		27.99%	25.07%	25.07%
Interest from Federal obligations	4.40%	4.40%		3.30%	3.30%	3.30%
Long-term capital gain dividend	—	—		—	$0.049810	—

	Retirement 2025			Retirement 2030
Record date:	6/17/2013	12/10/2013	12/27/2013	6/17/2013	12/10/2013	12/27/2013
Payable date:	6/18/2013	12/11/2013	12/30/2013	6/18/2013	12/11/2013	12/30/2013
Ordinary income:
Qualified dividend income for individuals	74.29%	63.52%	63.52%	81.88%	60.25%	60.25%
Dividends qualifying for the dividends
received deduction for corporations	31.20%	27.49%	27.49%	40.30%	28.38%	28.38%
Interest from Federal obligations	1.82%	1.82%	1.82%	1.67%	1.67%	1.67%
Long-term capital gain dividend	—	$0.085080	—	—	$0.034610	—

	Retirement 2035			Retirement 2040
Record date:	6/17/2013	12/10/2013	12/27/2013	6/17/2013	12/10/2013	12/27/2013
Payable date:	6/18/2013	12/11/2013	12/30/2013	6/18/2013	12/11/2013	12/30/2013
Ordinary income:
Qualified dividend income for individuals	100.00%	69.63%	69.63%	100.00%	67.07%	67.07%
Dividends qualifying for the dividends
received deduction for corporations	53.57%	36.03%	36.03%	70.80%	38.21%	38.21%
Interest from Federal obligations	1.04%	1.04%	1.04%	0.32%	0.32%	0.32%
Long-term capital gain dividend	—	$0.010260	—	—	$0.007990	—

	Retirement 2045			Retirement 2050
Record date:	6/17/2013	12/10/2013	12/27/2013	6/17/2013	12/27/2013
Payable date:	6/18/2013	12/11/2013	12/30/2013	6/18/2013	12/30/2013
Ordinary income:
Qualified dividend income for individuals	100.00%	90.48%	90.48%	100.00%	100.00%
Dividends qualifying for the dividends
received deduction for corporations	70.35%	51.52%	51.52%	100.00%	59.69%
Interest from Federal obligations	0.40%	0.40%	0.40%	0.03%	0.03%
Long-term capital gain dividend	—	$0.000330	—	—	—

	Retirement Fund
Record date:	6/17/2013	12/10/2013	12/27/2013
Payable date:	6/18/2013	12/11/2013	12/30/2013
Ordinary income:
Qualified dividend income for individuals	23.47%	28.40%	28.40%
Dividends qualifying for the dividends
received deduction for corporations	13.26%	10.02%	10.02%
Interest from Federal obligations	5.20%	5.20%	5.20%
Long-term capital gain dividend	—	$0.003430	—
Additionally, Retirement 2050 hereby designates $231 of its distributions paid to shareholders of Record on December 27, 2013 as long-term capital gains.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Legg Mason Target Retirement Series	153

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Kenneth D. Fuller*

President

Frank G. Hubbard

Howard J. Johnson*

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data

Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Mr. Johnson became Chairman and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011674 3/14 SR14-2154

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Andrew L. Breech possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Andrew L. Breech as the Audit Committee’s financial expert. Andrew L. Breech is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2013 and January 31, 2014 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $332,200 in January 31, 2013 and $342,471 in January 31, 2014.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2013 and $0 in January 31, 2014.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $50,800 in January 31, 2013 and $58,600 in January 31, 2014. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason

Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2013 and January 31, 2014; Tax Fees were 100% and 100% for January 31, 2013 and January 31, 2014; and Other Fees were 100% and 100% for January 31, 2013 and January 31, 2014.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2014.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 25, 2014